                                                               File No. 33-71052
                                                                        811-8814
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
                         Post-Effective Amendment No.  4
                                                     ----



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 9
                                              ---


     SEPARATE ACCOUNT VA-K OF STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA
     -----------------------------------------------------------------------
                           (Exact Name of Registrant)

                 STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA
                               440 Lincoln Street
                               Worcester MA 01653
                     (Address of Principal Executive Office)

                 Richard J. Baker, Vice President and Secretary
                 State Mutual Life Assurance Company of America
                               440 Lincoln Street
                               Worcester MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:


               ___on_______________pursuant to paragraph (a) of Rule 485
               ___60 days after filing pursuant to paragraph (a) of Rule 485
               ___immediately after filing pursuant to paragraph (b) of Rule 485
                X on October 16, 1995 pursuant to paragraph (b) of Rule 485
               ---  ------------------


                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1994 was filed on February 21, 1995.

       CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                    ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                     CAPTION IN PROSPECTUS
-----------------                     ---------------------
1. . . . . . . . . . . . . . . . .    Cover Page

2. . . . . . . . . . . . . . . . .    "Special Terms"

3. . . . . . . . . . . . . . . . .    "Summary"; "Annual and Transaction Expenses"

4. . . . . . . . . . . . . . . . .    "Condensed Financial Information"

5. . . . . . . . . . . . . . . . .    "Description of the Company, the Separate Account, the
                                      Trust, Variable Insurance Products Fund, Variable
                                      Insurance Products Fund II; T. Rowe Price International
                                      Series, Inc.; and Delaware Group Premium Fund, Inc."

6. . . . . . . . . . . . . . . . .    "Charges and Deductions:

7. . . . . . . . . . . . . . . . .    "The Variable Annuity Policies"

8. . . . . . . . . . . . . . . . .    "The Variable Annuity Policies"

9. . . . . . . . . . . . . . . . .    "Death Benefit"

10 . . . . . . . . . . . . . . . .    "Purchase Payments"; "Computation of Policy Values and
                                      Annuity Payments"

11 . . . . . . . . . . . . . . . .    "Surrender"; "Partial Redemption"

12 . . . . . . . . . . . . . . . .    "Federal Tax Considerations"

13 . . . . . . . . . . . . . . . .    "Legal Matters"

14 . . . . . . . . . . . . . . . .    "Table of Contents of the Statement of Additional
                                      Information"

FORM N-4 ITEM NO.                     CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------                     ----------------------------------------------

15 . . . . . . . . . . . . . . . .    "Cover Page"

16 . . . . . . . . . . . . . . . .    "Table of Contents"

17 . . . . . . . . . . . . . . . .    "General Information and History"

18 . . . . . . . . . . . . . . . .    "Services"

19 . . . . . . . . . . . . . . . .    "Underwriters"

20 . . . . . . . . . . . . . . . .    "Underwriters"

21 . . . . . . . . . . . . . . . .    "Performance Information"

22 . . . . . . . . . . . . . . . .    "Annuity Payments"

23 . . . . . . . . . . . . . . . .    "Financial Statements"


                              PROSPECTUS SUPPLEMENT
                              Separate Account VA-K
                  (Supplement to prospectus dated May 1, 1995)


Effective October 16, 1995, State Mutual Life Assurance Company of America converted from a Massachusetts mutual life insurance company to a Massachusetts stock life company, and concurrently changed its name to FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY ("Company"). The Company is a wholly-owned subsidiary of Allmerica Financial Corporation, 440 Lincoln Street, Worcester, Massachusetts, 01653. The attached prospectus is hereby amended to delete the name "State Mutual Life Assurance Company of America" and to substitute FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY.


                                      * * *

The following is inserted as the third paragraph, under the caption "B. Transfer Privilege":

Effective November 1, 1995, automatic transfers may also be made from policy value allocated to the Company's General Account (a) to one or more of the Subaccounts or (b) in order to reallocate Policy value among the Subaccounts. Automatic transfers from the General Account may be made on a monthly, bimonthly, or quarterly basis, provided that: (i) the amount of each monthly transfer cannot exceed 10% of policy value in the General Account as of the date of the first transfer; (ii) each bimonthly transfer cannot exceed 20% of policy value in the General Account as of the date of the first transfer; (iii) each quarterly transfer cannot exceed 25% of policy value in the General Account as of the date of the first transfer.

                                      * * *




                                        SUPPLEMENT DATED OCTOBER 16, 1995

                 STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

       INDIVIDUAL VARIABLE ANNUITY POLICIES FUNDED THROUGH SUBACCOUNTS OF
                 SEPARATE ACCOUNT VA-K INVESTING IN SHARES OF
         ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC.
                    AND DELAWARE GROUP PREMIUM FUND, INC.

This Prospectus describes individual variable annuity policies (Policy Form A and Policy Form B collectively, the "Policies") offered by State Mutual Life Assurance Company of America ("the Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS.") The following is a summary of information about these Policies. More detailed information can be found under the referenced captions in this Prospectus.

This Prospectus generally describes only the variable accumulation and variable annuity aspects of the Policies, except where fixed values or fixed annuity payments are specifically mentioned. Certain additional information about the Policies is contained in a Statement of Additional Information, dated May 1, 1995, as may be amended from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is listed on page 3 of this Prospectus. The Statement of Additional Information is available upon request and without charge. To obtain the Statement of Additional Information, fill out and return the attached request card or contact Annuity Customer Services, State Mutual Life Assurance Company of America, 440 Lincoln Street, Worcester, Massachusetts 01653.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC. AND DELAWARE GROUP PREMIUM FUND, INC. THE HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND INVESTS IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.


INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                DATED MAY 1, 1995

Policy Form A and Policy Form B are identical, except as specifically noted. Currently, Policy Form B may be offered in New York, and Policy Form A may be offered in other states.

                                TABLE OF CONTENTS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION. . . . . . . . 3
SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
ANNUAL AND TRANSACTION EXPENSES. . . . . . . . . . . . . . . . . . . . . .  7
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . 13
WHAT IS AN ANNUITY?. . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
RIGHT TO REVOKE OR SURRENDER . . . . . . . . . . . . . . . . . . . . . . . 15
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
    THE TRUST, VIPF, VIPF II, T. ROWE AND DGPF . . . . . . . . . . . . . . 15
VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 24
  A.  Contingent Deferred Sales Charge . . . . . . . . . . . . . . . . . . 24
  B.  Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  C.  Policy Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  D.  Annual Charge Against Separate Account Assets. . . . . . . . . . . . 28
THE VARIABLE ANNUITY POLICIES. . . . . . . . . . . . . . . . . . . . . . . 28
  A.  Purchase Payments. . . . . . . . . . . . . . . . . . . . . . . . . . 29
  B.  Transfer Privilege . . . . . . . . . . . . . . . . . . . . . . . . . 29
  C.  Surrender. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
  D.  Partial Redemption . . . . . . . . . . . . . . . . . . . . . . . . . 30
  E.  Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
  F.  The Spouse of the Policy Owner as Beneficiary. . . . . . . . . . . . 32
  G.  Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
  H.  Electing the Form of Annuity and Annuity Date  . . . . . . . . . . . 33
  I.  Description of Variable Annuity Options. . . . . . . . . . . . . . . 33
  J.  Norris Decision. . . . . . . . . . . . . . . . . . . . . . . . . . . 34
  K.  Computation of Policy Values and Annuity Payments. . . . . . . . . . 34
  FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . 36
  A.  Qualified and Non-Qualified Policies . . . . . . . . . . . . . . . . 36
  B.  Taxation of the Policies in General. . . . . . . . . . . . . . . . . 37
  C.  Tax Withholding and Penalties. . . . . . . . . . . . . . . . . . . . 37
  D.  Provisions Applicable to Qualified Employee Benefit Plans. . . . . . 38
  E.  Qualified Employee Pension and Profit Sharing Trusts
       and Qualified Annuity Plans . . . . . . . . . . . . . . . . . . . . 38
  F.  Self-Employed Individuals. . . . . . . . . . . . . . . . . . . . . . 38
  G.  Individual Retirement Account Plans. . . . . . . . . . . . . . . . . 38
  H.  Simplified Employee Pensions . . . . . . . . . . . . . . . . . . . . 39
  I.  Public School Systems and Certain Tax-Exempt Organizations . . . . . 39
  J.  Texas Optional Retirement Program. . . . . . . . . . . . . . . . . . 40
  K.  Section 457 Plans for State Governments and Tax-Exempt Entities. . . 40
  L.  Non-individual Owners. . . . . . . . . . . . . . . . . . . . . . . . 40
  REPORTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
  CHANGES IN OPERATION OF THE SEPARATE ACCOUNT . . . . . . . . . . . . . . 40

  LEGAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
  FURTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 41
  APPENDIX A - MORE INFORMATION ABOUT THE GENERAL ACCOUNT. . . . . . . . . 41
  APPENDIX B - EXCHANGE OFFER. . . . . . . . . . . . . . . . . . . . . . . 42

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . .  2
TAXATION OF THE SEPARATE ACCOUNT AND THE COMPANY . . . . . . . . . . . . .  2
SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . .  5
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

                                  SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Subaccounts and of the value of all accumulations in the General Account then credited to the Policy, on any date before the date annuity payments are to begin.

ACCUMULATION UNIT: a measure of the Policy Owner's interest in a Subaccount before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE:  the date on which annuity payments begin.

ANNUITY UNIT: a measure of the value of the periodic annuity payments under the Policy.

FIXED AMOUNT ANNUITY: an Annuity providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUBACCOUNT: a subdivision of Separate Account VA-K. Each Subaccount available under the Policies invests exclusively in the shares of a corresponding fund of Allmerica Investment Trust, a corresponding portfolio of the Variable Insurance Products Fund or Variable Insurance Products Fund II, the International Stock Portfolio of T. Rowe Price International Series, Inc. or a corresponding series of Delaware Group Premium Fund, Inc.

SURRENDER VALUE: the Accumulated Value of the Policy minus any Policy fee and contingent deferred sales charge applicable upon surrender.

UNDERLYING FUNDS: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust; High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of Variable Insurance Products Fund; the Asset Manager Portfolio of Variable Insurance Products Fund II; the International Stock Portfolio of T. Rowe Price International Series, Inc.; and the International Equity Series of Delaware Group Premium Fund, Inc.

UNDERLYING INVESTMENT COMPANIES: Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc. and Delaware Group Premium Fund, Inc.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and Unit values of the Subaccounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current net asset value of the Subaccounts may be materially affected.

VALUATION PERIOD:  the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY: an Annuity providing for payments varying in amount in accordance with the investment experience of the Growth Fund, Money Market Fund, Equity Index Fund or Select Growth and Income Fund of Allmerica Investment Trust.

                                    SUMMARY

INVESTMENT OPTIONS. The Policies permit net purchase payments to be allocated among the Subaccounts available under the Policies, which are subdivisions of Separate Account VA-K ("Separate Account"), a separate account of the Company, and a fixed interest account ("General Account") of the Company (together "accounts"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision of the management or investment practices or policies of the Separate Account by the Securities and Exchange Commission (the "SEC"). For information about the Separate Account and the Company, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, VIPF, VIPF II, T. ROWE AND DGPF." For more information about the General Account see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Each Subaccount available under the Policies invests its assets without sales charge in a corresponding investment series of the Allmerica Investment Trust (the "Trust"), Variable Insurance Products Fund ("VIPF"), Variable Insurance Products Fund II ("VIPF II"), T. Rowe Price International Series, Inc. ("T. Rowe") or Delaware Group Premium Fund, Inc. ("DGPF"). The Trust, VIPF, VIPF II, T. Rowe and DGPF are open-end, diversified series investment companies. Eleven different funds of the Trust are available under the Policies: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust. Four of the portfolios of VIPF are available under the
Policies: the High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio. One of the portfolios of VIPF II is available under the Policies: the Asset Manager Portfolio. One of the portfolios of T. Rowe is available under the Policies: the International Stock Portfolio. One of the series of DGPF is available under the Policies: the International Equity Series. Each of the Funds, Portfolios and Series available under the Policies (together, the "Underlying Funds") operates pursuant to different investment objectives, discussed below.

INVESTMENT IN THE SUBACCOUNT. The value of each Subaccount will vary daily depending on the performance of the investments made by the respective Underlying Funds.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, VIPF, VIPF II, T. ROWE AND DGPF." The accompanying prospectuses of the Trust, VIPF, VIPF II, T. Rowe and DGPF describe the investment objectives and risks of each of the Underlying Funds.

Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Subaccount.

TRANSFERS BETWEEN ACCOUNTS. Prior to the Annuity Date, the Policies permit amounts to be transferred among the Subaccounts and between the Subaccounts and the General Account subject to certain limitations described under "Transfer Privilege."

ANNUITY PAYMENTS. The owner of a Policy ("Policy Owner") may select variable annuity payments based on one or more of certain Subaccounts, fixed-amount annuity payments, or a combination of fixed-amount and variable annuity payments. Fixed-amount annuity payments are guaranteed by the Company.

See "THE VARIABLE ANNUITY POLICIES" for information about annuity payment options, selecting the Annuity Date, and how annuity payments are calculated.

REVOCATION RIGHTS. The Policy Owner may revoke the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about revocation rights, see "RIGHT TO REVOKE OR SURRENDER."

PAYMENT MINIMUMS AND MAXIMUMS. Under the Policies, purchase payments are not limited as to frequency and number, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS. For a complete discussion of charges, see "CHARGES AND DEDUCTIONS."

A. CONTINGENT DEFERRED SALES CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, depending on the length of time that the payments to which the withdrawal is attributed have remained credited under the Policy a contingent deferred sales charge of up to 8% may be assessed for a surrender, partial redemption, or election of an annuity for a specified number of years.

B. ANNUAL POLICY FEE. A Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted from the Accumulated Value under the Policy for administrative expense on the policy anniversary, or upon full surrender of the Policy during the year, when the Accumulated Value is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

C. PREMIUM TAXES. A deduction for State and local premium taxes, if any, may be made as described under "Premium Taxes."

D. SEPARATE ACCOUNT ASSET CHARGES. A daily charge, equivalent to 1.25% per annum, is made on the value of each Subaccount at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Subaccounts.

E. TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first six transfers in a Policy year will be free of charge. For the seventh and each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

F. CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. These charges vary among the Underlying Funds.

SURRENDER OR PARTIAL REDEMPTION. At any time before the Annuity Date, the Policy Owner has the right either to surrender the Policy in full and receive its current value, minus the Policy Fee and any applicable contingent deferred sales charge, or to redeem a portion of the Policy's value subject to certain limits and any applicable contingent deferred sales charge. There may be tax consequences for surrender or redemptions. For further information, see "Surrender" and "Partial Redemption," "Contingent Deferred Sales Charge," and "FEDERAL TAX CONSIDERATIONS."

DEATH BENEFIT. If the Annuitant or Policy Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value under the Policy, or (b) the sum of the gross payment(s) made under the Policy reduced proportionally to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date. Upon death of a Policy Owner, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "Death Benefit."

SALES OF POLICIES. The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies also may be purchased from certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable annuity policies. See "Sales Expense."

                         ANNUAL AND TRANSACTION EXPENSES

The purpose of the following tables is to assist the Policy Owner in understanding the various costs and expenses that a Policy Owner will bear directly or indirectly under the Policies. The tables reflect charges under the Policies, expenses of the Subaccounts, and expenses of the Underlying Funds. In addition to the charges and expenses described below, in some states premium taxes may be applicable.

POLICY OWNER TRANSACTION EXPENSES
---------------------------------
Contingent Deferred Sales Charge                              Policy Year after date   Charge
    The charge (as a percentage of payments, applied to the    of Purchase Payment
    amount surrendered in excess of the amount, if any,             0-2                  8%
    which may be surrendered free of charge) will be                  3                  7%
    assessed upon surrender, redemption, or annuitization             4                  6%
    under a period certain option, within the indicated time          5                  5%
    periods.                                                          6                  4%
                                                                      7                  3%
                                                                      8                  2%
                                                                      9                  1%
                                                                 more than 9             0%

Transfer Charge                                                       None

ANNUAL POLICY FEE                                                     $30
-----------------
An annual Policy Fee, equal to the lesser of $30 or 3% of
    Accumulated Value, is deducted when Accumulated Value
    is $50,000 or less. The Policy Fee is waived for policies
    issued to and maintained by the trustee of a 401(k) plan.

SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------
(as a percentage of average account value)

Mortality and Expense Risk Fees                                     1.25%

Separate Account Administrative Charge                              0.20%
                                                                  ---------
Total Annual Expenses                                               1.45%

                           ALLMERICA INVESTMENT TRUST

                                     Invest-                                   Select     Select            Select
                                      ment                    Govern-  Select  Aggres-   Capital            Growth  Small
                                      Grade   Money   Equity    ment    Int'l   sive    Apprecia-   Select    and    Cap
                             Growth  Income   Market  Index     Bond   Equity  Growth      tion     Growth  Income  Value
FUND ANNUAL EXPENSES          Fund    Fund     Fund    Fund     Fund    Fund    Fund       Fund      Fund    Fund   Fund
--------------------         ------  -------  ------  ------  -------  ------  ------   ---------   ------  ------  -----
Management Fees               0.48%    0.42%   0.31%   0.35%    0.50%   0.72%   1.00%       1.00%    0.85%   0.75%  0.84%

Other Fund Expenses           0.08%    0.16%   0.14%   0.22%    0.20%   0.78%   0.16%       0.35%    0.18%   0.16%  0.24%

Total Fund Annual Expenses    0.56%    0.58%   0.45%   0.57%    0.70%   1.50%   1.16%       1.35%    1.03%   0.91%  1.08%

Under the Management Agreement with the Trust, Allmerica Investment Management Company, Inc. ("Allmerica Investment") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Small Cap Value Fund, 1.20% for the Growth Fund and Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Money Market Fund and Equity Index Fund. Without the effect of the expense limitation, in 1994 the total operation expenses of the Select International Equity Fund and the Small Cap Value Fund would have been 1.78% and 1.09%, respectively, of average net assets. The total operating expenses of the Growth Fund, Investment Grade Income Fund, Money Market Fund and Government Bond Fund were less than their respective expense limitations throughout 1994. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investment to declare future expense limitations with respect to any Fund.

                        VARIABLE INSURANCE PRODUCTS FUND

                                         High Income  Equity-Income   Growth    Overseas
FUND ANNUAL EXPENSES                      Portfolio    Portfolio    Portfolio  Portfolio
--------------------                     -----------  -------------  ---------  ---------
Management Fees                                0.61%          0.52%      0.62%      0.77%

Other Portfolio Expenses                       0.10%          0.06%      0.07%      0.15%
                                              ------         ------     ------     ------
Total Portfolio Annual Expenses                0.71%          0.58%*     0.69%*     0.92%

*A portion of the brokerage commissions the Portfolio paid was used to reduce the expenses. Without this reduction, total operating expenses would have been 0.60% for the Equity-Income Portfolio and 0.70% for the Growth Portfolio.

                      VARIABLE INSURANCE PRODUCTS FUND II

                                         Asset
                                        Manager
PORTFOLIO ANNUAL EXPENSES              Portfolio
-------------------------              ---------
Management Fees                            0.72%

Other Portfolio Expenses                   0.08%
                                          ------
Total Portfolio Annual Expenses            0.80%*


*A portion of the brokerage commissions the Portfolio paid was used to reduce its expenses. Without this reduction, total operating expenses would have been 0.81% for the Asset Manager Portfolio.

                    T. ROWE PRICE INTERNATIONAL SERIES, INC.

                             International
                                 Stock
FUND ANNUAL EXPENSES           Portfolio
--------------------         -------------
Management Fees                      1.05%

Other Portfolio Expenses             0.00%

Total Fund Annual Expenses           1.05%


Price-Fleming has voluntarily agreed to limit the total operating expenses (except interest, taxes, brokerage commissions, directors' fees and expenses and extraordinary expenses) of the International Stock Portfolio to 1.05% of its average daily net assets.

                         DELAWARE GROUP PREMIUM FUND

                             International
                                Equity
FUND ANNUAL EXPENSES            Series
--------------------         -------------
Management Fees                      0.53%

Other Series Expenses                0.27%
                             -------------
Total Fund Annual Expenses           0.80%

Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to waive its management fee and reimburse the International Equity Series to limit certain expenses to 8/10 of 1% of the corresponding net assets. This waiver has been in effect from the commencement of the Public offering for the Series and has been extended through June 30, 1995. Without the effect of the expense limitation, in 1994 the total annual expenses of the International Equity Series would have been 1.01% of average net assets.

The following Examples demonstrate the cumulative expenses which would be paid by the Policy Owner at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each Example assumes a $1,000 investment in a Subaccount and a 5% annual return on assets. Because the expenses of the Underlying Funds differ, separate Examples are used to illustrate the expenses incurred by a Policy Owner on an investment in the various Subaccounts.

THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(a) If you surrender your policy or annuitize* under a period certain option at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                      1 year    3 years     5 years    10 years

Growth Fund                            $94        $129        $159       $246
Investment Grade Income Fund           $94        $130        $160       $248
Money Market Fund                      $93        $126        $153       $235
Equity Index Fund                      $94        $130        $159       $247
Government Bond Fund                   $95        $134        $166       $261
Select International Equity Fund       $103       $158        $206       $338
International Stock Portfolio          $99        $144        $184       $295
Select Aggressive Growth Fund          $100       $147        $189       $306
Select Capital Appreciation Fund       $102       $153        $198       $324
Select Growth Fund                     $98        $144        $183       $293
Select Growth and Income Fund          $97        $140        $177       $282
Small Cap Value Fund                   $99        $145        $185       $298
High Income Portfolio                  $95        $134        $166       $262
Equity-Income Portfolio                $94        $130        $160       $248
Growth Portfolio                       $95        $133        $165       $260
Overseas Portfolio                     $97        $140        $177       $283
Asset Manager Portfolio                $96        $137        $171       $271
International Equity Series            $96        $137        $171       $271

(b) If you annuitize* under a life option at the end of the applicable time period or if you do not surrender or annuitize your policy, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                      1 year    3 years     5 years    10 years

Growth Fund                            $22        $67         $114       $246
Investment Grade Income Fund           $22        $67         $115       $248
Money Market Fund                      $21        $63         $109       $235
Equity Index Fund                      $22        $67         $115       $247
Government Bond Fund                   $23        $71         $122       $261
Select International Equity Fund       $31        $95         $161       $338
International Stock Portfolio          $27        $81         $139       $295
Select Aggressive Growth Fund          $28        $85         $144       $306
Select Capital Appreciation Fund       $30        $90         $154       $324
Select Growth Fund                     $26        $81         $138       $293
Select Growth and Income Fund          $25        $77         $132       $282
Small Cap Value Fund                   $27        $82         $141       $298
High Income Portfolio                  $23        $71         $122       $262
Equity-Income Portfolio                $22        $67         $115       $248
Growth Portfolio                       $23        $71         $121       $260
Overseas Portfolio                     $25        $78         $133       $283
Asset Manager Portfolio                $24        $74         $127       $271
International Equity Series            $24        $74         $127       $271

---------------------
Pursuant to requirements of the 1940 Act, the policy fee has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The total policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.12%, and the amount of the policy fee is assumed to be $1.20 in the Examples. The Policy Fee is deducted only when the accumulated value is $50,000 or less. Lower costs apply to policies originally issued as part of a 401(k) plan.

* The policy fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization any policy year under an option including a life contingency. Under Policy Form B, the expenses above would average a few dollars LESS.

                        CONDENSED FINANCIAL INFORMATION
                      State Mutual Life Assurance Company
                            Separate Account VA-K

                                                                         1994
                                                                        -----
Subaccount 1

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         1.037

Number of Units Outstanding at End of Period (in thousands)               947


Subaccount 2

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         0.990

Number of Units Outstanding at End of Period (in thousands)               516


Subaccount 3

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         1.020

Number of Units Outstanding at End of Period (in thousands)             1,837


Subaccount 4

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         1.035

Number of Units Outstanding at End of Period (in thousands)               189


Subaccount 5

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         0.998

Number of Units Outstanding at End of Period (in thousands)               363


Subaccount 6

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         1.023

Number of Units Outstanding at End of Period (in thousands)             1,211


Subaccount 7

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         1.057

Number of Units Outstanding at End of Period (in thousands)               406

                                     -11-


Subaccount 8

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         1.030

Number of Units Outstanding at End of Period (in thousands)               832


Subaccount 9

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         0.975

Number of Units Outstanding at End of Period (in thousands)               795


Subaccount 11

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         0.956

Number of Units Outstanding at End of Period (in thousands)               446


Subaccount 20

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                          0993

Number of Units Outstanding at End of Period (in thousands)               667



Subaccount 102

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         0.995

Number of Units Outstanding at End of Period (in thousands)               985


Subaccount 103

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         1.073

Number of Units Outstanding at End of Period (in thousands)             2,214


Subaccount 104

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         1.073

Number of Units Outstanding at End of Period (in thousands)             1,944


Subaccount 105

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         0.978

Number of Units Outstanding at End of Period (in thousands)             1,697

                                     -12-


Subaccount 106

Net Asset Value:

  Beginning of Period                                                   1.000

  End of Period                                                         0.985

Number of Units Outstanding at End of Period (in thousands)             1,240

*The date of inception of Subaccount 3 was 4/7/94. The date of inception of Subaccounts 1, 5, 6, 7, 8, 9, 20, 102, 103, 104, and 105 was 4/19/94. The date of inception of Subaccounts 2 and 4 was 4/20/94. The date of inception of Subaccounts 11 and 106 was 5/17/94. Subaccounts 12 and 150 were not in existence in 1994.

                             PERFORMANCE INFORMATION

The Company from time to time may advertise the "total return" of the Subaccounts and the "yield" and "effective yield" of the Subaccount investing in the Money Market Fund of the Trust. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Subaccount refers to the total of the income generated by an investment in the Subaccount and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The "yield" of the Subaccount investing in the Money Market Fund of the Trust refers to the income generated by an investment in the Subaccount over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar, but when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Subaccount's asset charges. The total return figures also reflect the $30 annual Policy Fee and the contingent deferred sales load which would be assessed if the investment were completely redeemed at the end of the specified period.

The Company may also advertise supplemental total return performance information. Supplemental total return refers to the total of the income generated by an investment in the Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the Subaccount's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT redeemed at the end of the specified period, the contingent deferred sales load is NOT included in the calculation of supplemental total return.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Underlying Fund in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                   TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994
                    (Assuming COMPLETE redemption of the investment)

SUBACCOUNT                           NAME              Total Return     Average Annual
----------                           ----             for year ended     Total Return
                                                         12/31/94      since inception*
                                                         --------      ----------------
Sub-Account 1                       Growth                -8.46%            -3.42%
Sub-Account 2              Investment Grade Income        -11.53%           -8.17%
Sub-Account 3                    Money Market             -4.74%            -5.18%
Sub-Account 4                    Equity Index             -7.58%            -3.70%
Sub-Account 5                   Government Bond           -9.49%            -7.32%
Sub-Account 6             Select Aggressive Growth        -10.89%           -4.85%
Sub-Account 7                   Select Growth             -10.09%           -1.47%
Sub-Account 8              Select Growth & Income         -7.90%            -4.20%
Sub-Account 9                  Small Cap Value            -15.04%           -9.64%
Sub-Account 11            Select International Equity     N/A               -11.60
Sub-Account 12            Select Capital Appreciation     N/A               N/A
Sub-Account 20               International Equity         -6.00%            -7.86%
Sub-Account 102                  High Income              -10.15%           -7.64%
Sub-Account 103                 Equity Income             -1.65%            0.14%
Sub-Account 104                    Growth                 -8.63%            0.17%
Sub-Account 105                   Overseas                -6.92%            -9.38%
Sub-Account 106                 Asset Manager             N/A               -8.62%
Sub-Account 150               International Stock         N/A               N/A

                TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994
                   (Assuming NO redemption of the investment)

SUBACCOUNT                           NAME              Total Return     Average Annual
----------                           ----             for year ended     Total Return
                                                         12/31/94      since inception*
                                                         --------      ----------------
Sub-Account 1                       Growth               -1.26%             3.78%
Sub-Account 2               Investment Grade Income      -4.33%             -0.97%
Sub-Account 3                     Money Market           2.46%              2.02%
Sub-Account 4                     Equity Index           -0.38%             3.50%
Sub-Account 5                   Government Bond          -2.29%             -0.12%
Sub-Account 6               Select Aggressive Growth     -3.69%             2.35%
Sub-Account 7                     Select Growth          -2.89%             5.73%
Sub-Account 8                Select Growth & Income      -0.70%             3.00%
Sub-Account 9                    Small Cap Value         -7.84%             -2.44%
Sub-Account 11             Select International Equity   N/A                -4.40%
Sub-Account 12             Select Capital Appreciation   N/A                N/A
Sub-Account 20                International Equity       -1.20%             -0.66%
Sub-Account 102                    High Income           -2.95%             -0.44%
Sub-Account 103                   Equity Income          5.55%              7.34%
Sub-Account 104                      Growth              -1.43%             7.37%
Sub-Account 105                     Overseas             0.28%              -2.18%
Sub-Account 106                   Asset Manager          N/A                -1.42%
Sub-Account 150                International Stock       N/A                N/A

* Inception Returns reflect the average annual total return. The date of inception respecting Subaccounts 1, 5-9, 20 and 103-105 was 04/21/94. The date of inception respecting Subaccounts 2 and 4 was 04/22/94. The date of inception respecting Subaccount 3 was 04/11/94. The date of inception respecting Subaccount 11 was 05/04/94. The date of inception respecting Subaccount 106 was 05/12/94. Subaccounts 12 and 150 were not in existence in 1994.

                               WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide a retirement income in the form of monthly payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed annuities see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT." With a variable annuity, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                          RIGHT TO REVOKE OR SURRENDER

A Policy Owner may revoke the Policy at any time between the date of application and the date 10 days after receipt of the Policy. Within seven days, the Company will send the Policy Owner a refund of the greater of (1) the entire purchase price or (2) the Accumulated Value plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. In order to revoke the Policy, the Policy Owner must mail or deliver the Policy (if it has already been received), to the principal office of the Company at 440 Lincoln Street, Worcester, Massachusetts 01653, or to an agent of the Company. Mailing or delivery must occur on or before 10 days after receipt of the Policy for revocation to be effective.

If on the date of revocation the Surrender Value of the Policy exceeds the total purchase payment, the Company will treat the revocation request as a request for surrender (see "Surrender") and will pay the Policy Owner the Surrender Value of the Policy.


The liability of the Separate Account under this provision is limited to the Policy Owner's Accumulated value in the Separate Account on the date of cancellation. Any additional amounts refunded to the Policy Owner will be paid by the Company.

The refund of any premium paid by check may be delayed until the check has cleared the Policy Owner's bank.

          DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST,
                         VIPF, VIPF II, T. ROWE AND DGPF

THE COMPANY - The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1994, the Company and its subsidiaries had over $10 billion in combined assets and over $42 billion of life insurance in force.

The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000 ("Principal Office"). The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies, to regulation by the Commissioner of Insurance of Massachusetts and to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

THE SEPARATE ACCOUNT - Separate Account VA-K (the "Separate Account") is a separate investment account of the Company. The assets used to fund the variable portions of the Policies are set aside in the Subaccounts of the Separate Account, and are kept separate and apart from the general assets of the Company. There are 18 Subaccounts available under the Policies. Each Subaccount is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Subaccount are allocated to such Subaccount, without regard to other income, capital gains, or capital losses of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Separate Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Separate Account meets the definition of "separate account" under federal securities law and is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The registration of the Separate Account and the Underlying Investment Companies does not involve the supervision by the Commission of management or investment practices or policies of the Separate Account, the Company, the Underlying Investment Companies or the Underlying Funds.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Subaccounts.

ALLMERICA INVESTMENT TRUST - Allmerica Investment Trust, formerly SMA Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the Commission under the 1940 Act.

The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Eleven investment portfolios ("Funds") are currently available under the Policies, each issuing a series of shares: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such separate accounts.

Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust. Allmerica Investment has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "INVESTMENT ADVISORY SERVICES TO THE TRUST."

VARIABLE INSURANCE PRODUCTS FUND - Variable Insurance Products Fund ("VIPF"), managed by Fidelity Management, is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the Commission under the 1940 Act. Four of its investment portfolios are available under the Policies: High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate VIPF. Fidelity Management, a registered investment adviser under the Investment Advisers Act of 1940, is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of VIPF as part of their operating expenses pay an investment management fee to Fidelity Management. See "INVESTMENT ADVISORY SERVICES TO VIPF AND VIPF II."

VARIABLE INSURANCE PRODUCTS FUND II - Variable Insurance Products Fund II ("VIPF II"), managed by Fidelity Management (see discussion under "VARIABLE INSURANCE PRODUCTS FUND"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Policies: the Asset Manager Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC. - T. Rowe Price International Series, Inc. ("T. Rowe"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (See "INVESTMENT ADVISORY SERVICES TO T. ROWE"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Policies: the International Stock Portfolio.

DELAWARE GROUP PREMIUM FUND, INC. - Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified management investment company registered with the Commission under the 1940 Act.

DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. One investment portfolio ("Series") is available under the Policies, the International Equity Series.

The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). See "INVESTMENT ADVISORY SERVICES TO DGPF."

INVESTMENT OBJECTIVES AND POLICIES - A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Underlying Funds are available upon request. There can be no assurance that the invested objectives of the Underlying Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.

SUBACCOUNT 1 - invests solely in shares of the Growth Fund of the Trust. The Growth Fund is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Growth Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

SUBACCOUNT 2 - invests solely in shares of the Investment Grade Income Fund of the Trust. The Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and realized and unrealized capital gains) as is consistent with prudent investment management.

SUBACCOUNT 3 - invests solely in shares of the Money Market Fund of the Trust. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term debt instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

SUBACCOUNT 4 - invests solely in shares of the Equity Index Fund of the Trust. The Equity Index Fund seeks to provide investment results that correspond generally to the composite price and yield performance of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Index.

SUBACCOUNT 5 - invests solely in shares of the Government Bond Fund of the Trust. The Government Bond Fund has the investment objective of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

SUBACCOUNT 6 - invests solely in shares of the Select Aggressive Growth Fund of the Trust. The Select Aggressive Growth Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SUBACCOUNT 7 - invests solely in shares of the Select Growth Fund of the Trust. The Select Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

SUBACCOUNT 8 - invests solely in shares of the Select Growth and Income Fund of the Trust. The select Growth and Income Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

SUBACCOUNT 9 - invests solely in shares of the Small Cap Value Fund of the Trust. The Small Cap Value Fund seeks long-term growth by investing principally in a diversified portfolio of common stocks of smaller, faster-growing companies considered to be attractively valued in the smaller company sector of the market.

SUBACCOUNT 11 - invests solely in shares of the Select International Equity Fund of the Trust. The Select International Equity Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

SUB-ACCOUNT 12- invests solely in shares of the Select Capital Appreciation Fund of the Trust. The Select Capital Appreciation Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is Janus Capital Corporation.

SUBACCOUNT 102 - invests solely in shares of the High Income Portfolio of VIPF. The High Income Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the VIPF prospectus.

SUBACCOUNT 103 - invests solely in shares of the Equity-Income Portfolio of VIPF. Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the VIPF prospectus.

SUBACCOUNT 104 - invests solely in shares of the Growth Portfolio of VIPF. The Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

SUBACCOUNT 105 - invests solely in shares of the Overseas Portfolio of VIPF. The Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

SUBACCOUNT 106 - invests solely in shares of the Asset Manager Portfolio of VIPF
II. The Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

SUB-ACCOUNT 150 - invests solely in shares of the International Stock Portfolio of T. Rowe. The International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SUBACCOUNT 20 - invests solely in shares of the International Equity Series of DGPF. The International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF CERTAIN OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUBACCOUNTS WHICH WILL BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, VIPF, VIPF II, T. ROWE AND DGPF ALONG WITH THIS PROSPECTUS. THE MONEY MARKET PORTFOLIO OF VIPF AND CERTAIN OTHER PORTFOLIOS OFFERED BY THE UNDERLYING INVESTMENT COMPANIES ARE NOT AVAILABLE UNDER THIS POLICY.

In the event of a material change in the investment policy of a Subaccount or the Underlying Fund in which it invests, the Policy Owner will be notified of the change. No material changes in the investment policy of the Separate Account or any Subaccounts will be made without approval pursuant to the applicable state insurance laws. If the Policy Owner has Policy Value in that Subaccount, the Company will transfer it without charge on written request by the Policy Owner to another Subaccount or to the General Account. The Company must receive the Policy Owner's written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy or (2) the receipt of the notice of the Policy Owner's right to transfer.

INVESTMENT ADVISORY SERVICES TO THE TRUST - The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trustees have entered into a Management Agreement with Allmerica Investment Management Company, Inc. ("Allmerica Investment"), an indirect wholly-owned subsidiary of the Company, to handle the day-to-day affairs of the Trust. Allmerica Investment, subject to review by the Trustees, is responsible for the general management of the Funds. Allmerica Investment is also obligated to perform certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities, and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with Allmerica Investment.

Other than the expenses specifically assumed by Allmerica Investment under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the Commission, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the Trustees who are not affiliated with Allmerica Investment, expenses for proxies, prospectuses, and reports to shareholders, and other expenses.

Pursuant to the Management Agreement with the Trust, Allmerica Investment has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund.

The Sub-Advisers for each of the Funds are as follows:

Growth Fund                           Miller, Anderson & Sherrerd
Investment Grade Income Fund          Allmerica Asset Management, Inc.
Money Market Fund                     Allmerica Asset Management, Inc
Equity Index Fund                     Allmerica Asset Management, Inc.
Government Bond Fund                  Allmerica Asset Management, Inc.
Select International Equity Fund      Bank of Ireland Asset Management
Select Aggressive Growth Fund         Nicholas-Applegate Capital Management
Select Capital Appreciation Fund      Janus Capital Corporation
Select Growth Fund                    United Asset Management Corporation
Select Growth and Income Fund         John A. Levin & Co., Inc.
Small Cap Value Fund                  David L. Babson & Co. Inc.

Allmerica Asset Management, Inc. is an indirect wholly owned subsidiary of the Company.

For providing its services under the Management Agreement, Allmerica Investment will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

                  Fund                            Net Asset Value     Rate
                  ----                            ---------------    -----
Growth                                           First $50 million   0.60%
                                                 $50 - 250 million   0.50%
                                                 Over $250 million   0.35%

Investment Grade Income                          First $50 million   0.50%
                                                 $50 - 250 million   0.35%
                                                 Over $250 million   0.25%

Money Market                                     First $50 million   0.35%
                                                 $50 - 250 million   0.25%
                                                 Over $250 million   0.20%

Equity Index                                     First $50 million   0.35%
                                                 $50 - 250 million   0.30%
                                                 Over $250 million   0.25%

Government Bond                                          *            0.50%

Select International Equity                              *            1.00%

Select Aggressive Growth                                 *            1.00%

Select Capital Appreciation                              *            1.00%

Select Growth                                            *            0.85%

Select Growth and Income                                 *            0.75%

Small Cap Value                                          *            0.85%

*For the Government Bond Fund, Select Aggressive Growth
 Fund, Select Capital Appreciation Fund, Select Growth
 Fund, Select Growth and Income Fund and Small Cap Value
 Fund, each rate applicable to Allmerica Investment does not vary according to the level of assets in the Fund.

Allmerica Investment's fee computed for each Fund will be paid from the assets of such Fund. Allmerica Investment is solely responsible for the payment of all fees for investment management services to the Sub-Advisers, who will receive from Allmerica Investment a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

            Sub-Adviser                        Fund                    Net Asset Value         Rate
            -----------                        ----                    ---------------         ----
Miller, Anderson                   Growth                                      *                *
& Sherrerd

Allmerica Asset                    Investment Grade Income                     **              0.20%
Management, Inc.

Allmerica Asset                    Money Market                                **              0.10%
Management, Inc.

Allmerica Asset                    Equity Index                                **              0.10%
Management, Inc.

Allmerica Asset                    Government Bond                             **              0.20%
Management, Inc.

Bank of Ireland Asset              Select Int'l. Equity           First $50 million            0.45%
Management Limited                                                Next $50 million             0.40%
                                                                  Over $100 million            0.30%


Nicholas-Applegate                 Select Aggressive Growth               **                   0.60%
Capital Management

Janus Capital Corporation          Select Capital Appreciation   First $100 million            0.60%
                                                                 Over $100 million             0.55%

United Asset Management            Select Growth                 First $50 million             0.50%
Corporation                                                      $50 - 100 million             0.45%
                                                                 $150 - 250 million            0.35%
                                                                 $250 - 350 million            0.30%
                                                                 Over $350 million             0.25%

John A. Levin & Co., Inc.          Select Growth and Income      First $100 million            0.40%
                                                                 Next $200 million             0.25%
                                                                 Over $300 million             0.30%

David L. Babson & Co.              Small Cap Value                      **                     0.50%

                                     -21-

* Allmerica Investment will pay a fee to Miller, Anderson &
  Sherrerd based on the aggregate assets of the Growth Fund and certain other accounts of the Company and its affiliates (collectively, the "Affiliated Accounts") which are managed by Miller, Anderson & Sherrerd, under the following schedule:

  Aggregate Average Net Assets         Rate
  ----------------------------         ----
  First $50 million                   0.500%
  $50 - 100 million                   0.375%
  $100 - 500 million                  0.250%
  $500 - 850 million                  0.200%
  Over $850 million                   0.150%

**For the Investment Grade Income Fund, Money Market
  Fund, Equity Index Fund, Government Bond Fund, Select
  Aggressive Growth Fund and Small Cap Value Fund, each rate applicable to the Sub-Advisers does not vary according to the level of assets in the Fund.

The Prospectus of the Trust contains additional information concerning the Funds, including information concerning additional expenses paid by the Funds, and should be read in conjunction with this Prospectus.

INVESTMENT ADVISORY SERVICES TO VIPF AND VIPF II - For managing investments and business affairs, each Portfolio pays a monthly fee to Fidelity Management. The Prospectuses of VIPF and VIPF II contain additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

VIPF AND VIPF II PORTFOLIOS

The High Income Portfolio pays a monthly fee to Fidelity Management at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by Fidelity Management. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.

2. An individual fund fee rate of 0.45% of the High Income Portfolio's average net assets throughout the month. One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The Equity-Income, Growth, Asset Manager and Overseas Portfolios' fee rates are each made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by Fidelity Management. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.20% for the Equity-Income Portfolio, 0.30% for the Growth Portfolio, 0.40% for the Asset Manager Portfolio and 0.45% for the Overseas Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the High Income Portfolio may have a fee of as high as 0.82% of its average net assets. The Equity-Income Portfolio may have a fee of as high as 0.72% of its average net assets. The Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Asset Manager Portfolio may have a fee of as high as 0.92% of its average net assets. The Overseas Portfolio may have a fee of as high as 0.97% of its average net assets. The actual fee rate may be less depending on the total assets in the funds advised by Fidelity Management.

INVESTMENT ADVISORY SERVICES TO T. ROWE. The Investment Adviser for the International Stock Portfolio is Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $9 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong. To cover investment management and operating expenses, the International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

INVESTMENT ADVISORY SERVICES TO DGPF - Each Series of DGPF pays an investment adviser an annual fee for managing the portfolios and making the investment decisions for the Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series is equal to 0.75% of the average daily net assets of the Series.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Subaccounts or that the Subaccounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Subaccount, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Subaccount without notice to the Policy Owner and prior approval of the Commission and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policy Owner.

The Company also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required Commission approval, the Company may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Policy Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are also issued to separate accounts of the Company and its affiliates which issue variable life policies ("mixed funding"). Shares of the Portfolios are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. Although the Company and the Underlying Investment Companies do not currently foresee any such disadvantages to either variable life insurance Policy Owners or variable annuity Policy Owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may by appropriate endorsement change the Policy to reflect the substitution or change and will notify Policy Owners of all such changes. If the Company deems it to be in the best interest of Policy Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Subaccount(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Subaccounts or other separate accounts of the Company.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Subaccount in accordance with instructions received from Policy Owners and, after Annuity Date, from the Annuitants. Each person having a voting interest in a Subaccount will be provided with proxy materials of the Underlying Fund together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company will also vote shares in a Subaccount that it owns and which are not attributable to Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which a Policy Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Policy Owner will be determined by dividing the dollar value of the Accumulation Units of the Subaccount credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Subaccount for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                             CHARGES AND DEDUCTIONS

Deductions under the Policies and charges against the assets of the Subaccounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectus and Statement of Additional Information of the Trust, VIPF, VIPF II, T. Rowe and DGPF.

A.   CONTINGENT DEFERRED SALES CHARGE.

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a contingent deferred sales charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the contingent deferred sales charge, the Policy Value is divided into three categories: (1) New Payments - purchase payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - purchase payments not defined as New Payments; and
(3) Earnings - the amount of Policy Value in excess of all purchase payments that have not been previously surrendered. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from Old Payments, then from New Payments. Old Payments may be withdrawn from the Policy at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.

No contingent deferred sales charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992 where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals:

       All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the State Mutual Companies' Pension Plan or any successor plan; and "progress sharing plan" means the State Mutual Life Assurance Company of America Employees' Incentive and Profit Sharing Plan or any successor plan.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect certain exchanges of annuity contracts for the Policies. See APPENDIX B, "EXCHANGE OFFER."

CHARGES FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The Contingent Deferred Sales Charges are as follows:

                           Charge as
Years from date of       Percentage of
Payment to date of            New
   Withdrawal          Payments Withdrawn
   ---------           ------------------
      0-2                     8%
       3                      7%
       4                      6%
       5                      5%
       6                      4%
       7                      3%
       8                      2%
       9                      1%
  more than 9                 0%


The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total contingent deferred sales charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, partial redemptions, and annuitization.

WITHDRAWAL WITHOUT CHARGE AMOUNT.

POLICY FORM A
Under Policy Form A, in each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Charge Amount") equal to the greatest of (1), (2) or (3):

 Where (1) is:

      The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed ("Cumulative Earnings").

 Where (2) is:

      10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no contingent deferred sales charge was applied.

 Where (3) is:

      The amount calculated under the Company's life expectancy distribution (see "LED Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Policy Owner and Annuitant are the same individual).

For example, an 81-year-old Policy Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Charge Amount of $1,530, which is equal to the greatest of:

 (1)  Cumulative Earnings ($1,000);

 (2)  10% of Accumulated Value ($1,500); or

 (3)  LED distribution of 10.2% of Accumulated Value ($1,530).

POLICY FORM B
Under Policy Form B, the Withdrawal Without Charge Amount is the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or
(2) the life expectancy distribution, if applicable. The Withdrawal Without Charge Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the FIFO (first-in-first-out) method of accounting (LIFO or last-in-first-out method in New Jersey).

Under the Policies, the Withdrawal Without Charge Amount will first be deducted from Cumulative Earnings. If the Withdrawal Without Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales load, if any, until the entire Withdrawal Without Charge Amount has been redeemed.

LED DISTRIBUTIONS. Prior to the Annuity Date a Policy Owner who is also the Annuitant may elect to make a series of systematic withdrawals from the Policy according to a life expectancy distribution ("LED") option, by returning a properly signed LED request form to the Company's Principal Office. The LED option permits the Policy Owner to make systematic withdrawals from the Policy over his or her lifetime. The amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

If a Policy Owner elects the LED option, in each policy year a fraction of the Accumulated Value is withdrawn from the Policy based on the Policy Owner's then life expectancy. The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Policy Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value of the Policy at the beginning of the year to determine the amount to be distributed during the year. The Policy Owner may elect monthly, bimonthly, quarterly, semiannual, or annual distributions, and may terminate the LED option at any time. The Policy Owner may also elect to receive distributions under an LED option which is determined on the joint life expectancy of the Policy Owner and a beneficiary. The Company may also offer other systematic withdrawal options.

If a Policy Owner makes withdrawals under the LED distribution prior to age 59, the withdrawals may be treated by the IRS as premature distributions from the Policy. The payments would then be taxed on an "income first" basis, and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Policies in General." The LED will cease on the Annuity Date.

SURRENDERS. In the case of a complete surrender, the amount received by the Policy Owner is equal to the entire Accumulated Value under the Policy, net of the applicable contingent deferred sales charge on New Payments, the Policy Fee and any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a contingent deferred sales charge on an amount equal to the greater of the Withdrawal Without Charge Amount, described above, or the life expectancy distribution, if applicable.

Where a Policy Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Subaccounts as of the valuation date on which a written, signed request is received at the Company's Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "Surrender" and "Partial Redemption" under "THE VARIABLE ANNUITY POLICIES," and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY PAYMENTS BEGIN. If a period certain option is chosen (Option V or the comparable fixed annuity option), a contingent deferred sales charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No contingent deferred sales charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

If an owner of a fixed annuity policy issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed policy for a Policy offered in this Prospectus. The proceeds of the fixed policy, minus any contingent deferred sales charge applicable under the fixed policy if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

SALES EXPENSE. The Company pays sales commissions on the Policies of up to 5% (up to 4% on policies originally issued as part of a 401(k) plan) of the purchase payments to registered representatives of Allmerica Investments, Inc. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated contingent deferred sales charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policy Owners or the Separate Account. Any contingent deferred sales charges assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor.

B. PREMIUM TAXES.
Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge is deducted on a pro rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted when annuity payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy value at the time such determination is made.

C. POLICY FEE.

A Policy Fee currently is deducted on the policy anniversary date and upon full surrender of the Policy when the Accumulated Value is $50,000 or less. The Policy Fee will be the lesser of $30 or 3% of the Accumulated Value under the Policy on the policy anniversary or full surrender date. The Policy Fee is waived for policies issued to and maintained by the Trustee of a 401(k) plan. Where policy value has been allocated to more than one account (General Account and/or one or more of the Subaccounts), a percentage of the total Policy Fee will be deducted from the Policy Value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Policy Value in that account represents of the total Accumulated Value under the Policy. The deduction of the Policy Fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

D.  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS.

MORTALITY AND EXPENSE RISK CHARGE - The Company makes a charge of 1.25% on an annual basis of the daily value of each Subaccount's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Policies. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE - The Company assesses each Subaccount with a daily charge at an annual rate of 0.20% of the average daily net assets of the Subaccount. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Subaccount, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy Fee (described under B. POLICY FEE) and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE - The Company currently makes no charge for transfers. The Company guarantees that the first six transfers in a Policy Year will be free of charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for the seventh and each subsequent transfer in a Policy Year.

The Policy Owner may have automatic transfers of at least $100 a month made on a periodic basis (a) from Subaccount 3 or Sub-Account 5 (which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively) to one or more of the other Subaccounts or (b) in order to reallocate Policy Value among the Subaccounts. The first automatic transfer counts as one transfer towards the six transfers which are guaranteed to be free in each policy year. For more information, see "The Policy Transfer Privilege."

OTHER CHARGES - Because the Subaccounts purchase shares of the Underlying Funds, the value of the net assets of the Subaccounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The Prospectus and Statement of Additional Information of the Trust, VIPF, VIPF II,
T. Rowe and DGPF contain additional information concerning expenses of the Underlying Funds.

                          THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

The Policies offered by the Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts, 01653, is indirectly wholly-owned by the Company. The Policies also may be purchased from certain independent broker-dealers which are NASD members.

Policy Owners may direct any inquiries to Annuity Customer Services, State Mutual Life Assurance Company of America, 440 Lincoln Street, Worcester, Massachusetts 01653.

A.  PURCHASE PAYMENTS.

Purchase payments are payable to the Company. The initial payment will be credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its principal office. If an application is incomplete, or does not specify how payments are to be allocated among the Accounts, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's principal office.

Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more accounts, a net amount of at least $10 of each payment must be allocated to each account.

Generally, payments will be allocated among the Subaccounts according to the Policy Owner's instructions when the Policy is issued. However, for the first 14 days following the date of issue, all Separate Account allocations will be held in Subaccount 3 (the Money Market Fund of the Trust). Thereafter, all amounts will be allocated according to the Policy Owner's instructions. The Policy Owner may change allocation instructions for new payments pursuant to written or telephone request. If telephone requests are elected by the Policy Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Policy Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B.  TRANSFER PRIVILEGE.

At any time prior to the Annuity Date, subject to the Company's then current rules, a Policy Owner may have amounts transferred among the Subaccounts or between a Subaccount and the General Account. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Purchase Payments," a properly completed authorization form must be on file before telephone requests will by honored.

Transfers involving the General Account are currently permitted only if:

  (a) There has been at least a ninety (90) day period since the last transfer from the General Account; and

  (b) The amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

The Policy Owner may have automatic transfers of at least $100 each made on a periodic basis from Subaccount 3 or Sub-Account 5 (which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively) to one or more of the other Subaccounts or reallocate Policy value among the Subaccounts. Automatic transfers may be made on a monthly, bimonthly, quarterly, semiannual or annual schedule. The first automatic transfer counts as one transfer towards the six transfers which are guaranteed to be free in each Policy year.

  The transfer privilege is subject to the consent of the Company. The Company reserves the right to impose limitations on transfers including, but not limited to: (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Subaccount following a transfer from that Subaccount, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.

  Currently, the Company makes no charge for transfers. The first six (6) transfers in a Policy year are guaranteed to be free of any charge. For the seventh and each subsequent transfer in a Policy year the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

C.  SURRENDER.

At any time prior to the Annuity Date, a Policy Owner may surrender the Policy and receive its Accumulated Value, less applicable charges ("Surrender Amount"). The Policy Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company, to the Company's Principal Office. The amount payable to the Policy Owner upon surrender will be based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Company's Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Policy is surrendered if payments have been credited to the policy during the last nine full policy years. See "CHARGES AND DEDUCTIONS." The Policy Fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies under which future annuity payments are limited to a specified period (as specified in Annuity Option V) may be surrendered. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Subaccount in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Policy Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted; see "FEDERAL TAX CONSIDERATIONS," "I. Public School Systems and Certain Tax Exempt Organizations" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

D.  PARTIAL REDEMPTION.

At any time prior to the Annuity Date, a Policy Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Policy Owner must file a signed, written request for redemption, satisfactory to the Company, at the Company's Principal Office. The written request must indicate the dollar amount the Policy Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Policy Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS."

Where allocations have been made to more than one account, a percentage of the partial redemption may be allocated to each such account. A partial redemption from a Subaccount will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Company's principal office.

Each partial redemption must be in a minimum amount of $200. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "Surrender."

After the Annuity Date, only Policies under which future variable annuity payments are limited to a specified period may be partially redeemed. A partial redemption after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount redeemed.

For important restrictions on withdrawals which are applicable to Policy Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "I. Public School Systems and Certain Tax Exempt Organizations" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS."

E.  DEATH BENEFIT.

If the Annuitant dies (or a Policy Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, the Company will pay the beneficiary a death benefit, except where the Policy continues as provided in "F. THE SPOUSE OF THE POLICY OWNER AS BENEFICIARY."

Upon death of the Annuitant (including a Policy Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value under the Policy or (b) the total amount of gross payment(s) made under the Policy reduced proportionally to reflect the amount of all prior partial withdrawals or (c) the death benefit that would have been payable on the most recent fifth year policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

POLICY FORM A:
The guaranteed death benefit under Policy Form A is reduced proportionally to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

A partial withdrawal will reduce the gross payments available as a death benefit under (b) in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (b) will also be reduced by 1/4 ($8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (b) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (c) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totalling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (c) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (c) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (c) by the amount of the payment.

POLICY FORM B:
Under Policy Form B, partial withdrawals are subtracted from the guaranteed death benefit. For example, if gross payments total $8,000 and a $3,000 withdrawal is made, and no prior withdrawals had taken place, the guaranteed minimum death benefit is $5,000 ($8,000 minus $3,000) or the accumulated value, if higher. Future payments will increase the guaranteed minimum death benefit dollar for dollar just as future withdrawals reduce it dollar for dollar. A partial withdrawal after the most recent fifth year policy anniversary will also decrease the guaranteed minimum death benefit dollar for dollar. For example, if the death benefit on the most recent fifth anniversary is $10,000 and a $3,000 withdrawal is made, and prior payments were $5,000, the guaranteed minimum death benefit is $7,000 ($10,000 minus $3,000). Future payments will increase the guaranteed minimum death benefit dollar for dollar just as future withdrawals reduce it dollar for dollar.

Upon death of a Policy Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office. The death benefit is paid only on the first of any joint Policy Owner to predecease the Annuitant.

The death benefit generally will be paid to the beneficiary in one sum. However, the beneficiary may, by written request, elect one of the following options:

     (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.
     (2) The death benefit may be paid in the form of a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy. Annuity benefits must begin within one year from the date of death and will be provided in accordance with the annuity options described in "THE VARIABLE ANNUITY POLICIES - I. Description of Variable Annuity Options."

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of the Annuitant's death has been received at the Company's principal office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

F.  THE SPOUSE OF THE POLICY OWNER AS BENEFICIARY.

The Policy Owner's spouse, if named as the beneficiary, may by written request continue the Policy in lieu of receiving the amount payable upon death of the Policy Owner. Upon such election, the spouse will become the new Policy Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Policy Owner will not be entitled to continue the Policy upon such new Policy Owner's death.

G.  ASSIGNMENT.

The Policies, other than those sold in connection with certain qualified plans, may be assigned by the Policy Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Policy Owner in full settlement of all liability under the Policy. The interest of the Policy Owner and of any beneficiary will be subject to any assignment.

H.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.

Subject to certain restrictions described below, the Policy Owner has the right
(1) to select the annuity option under which annuity payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the Account(s) selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Subaccount(s) is made each month. Since the value of an Annuity Unit in a Subaccount will reflect the investment performance of the Subaccount, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $20. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $20. The Company reserves the right to increase these minimum amounts. If the annuity option(s) selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where future annuity payments are limited to a "period certain" (only under Option V or a comparable fixed option). Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Annuity Date is selected by the Policy Owner. The Annuity Date may be the first day of any month on or after the Annuitant's 50th birthday but before the Annuitant's 85th birthday, with certain exceptions the Company may arrange. The Policy Owner may elect to change the Annuity Date by sending a request to the Company's Principal Office at least one month before the new Annuity Date. The new Annuity Date must be the first day of any month occurring on or after the Annuitant's 50th birthday but before the Annuitant's 85th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Internal Revenue Code and the terms of qualified plans impose limitations on the age at which annuity payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

If the Policy Owner does not elect otherwise, annuity payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

I.  DESCRIPTION OF VARIABLE ANNUITY OPTIONS.

The Company currently provides the variable annuity options described below. Variable annuity options may be funded through the Growth Fund, the Money Market Fund, the Equity Index Fund, and/or the Select Growth and Income Fund.

The Company also provides fixed-amount annuity options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity options or the fixed-amount options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--Variable Life Annuity with 120 Monthly Payments Guaranteed
A variable annuity payable monthly during the lifetime of the payee with the guarantee that if the payee should die before 120 monthly payments have been paid, the monthly annuity payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--Variable Life Annuity
A variable annuity payable monthly only during the lifetime of the payee. It would be possible under this option for the Annuitant to receive only one annuity payment if the Annuitant dies prior to the due date of the second annuity payment, two annuity payments if the Annuitant dies before the due date of the third annuity payment, and so on. However, payments will continue during the lifetime of the payee, no matter how long the payee lives.

OPTION III--Unit Refund Variable Life Annuity
A variable annuity payable monthly during the lifetime of the payee with the guarantee that if (1) exceeds (2) then monthly variable annuity payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where:    (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

          (2) is the number of monthly payments paid prior to the death of the payee,

OPTION IV-A--Joint and Survivor Variable Life Annuity
A monthly variable annuity payable jointly to two payees during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--Joint and Two-thirds Survivor Variable Life Annuity
A monthly variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. However, the amount of each monthly payment to the survivor is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--Period Certain Variable Annuity
A monthly variable annuity payable for a stipulated number of from one to thirty years.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Policy Owners who have elected Option V prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting Option V.

J.  NORRIS DECISION.

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Policy, regardless of whether the Annuitant is male or female.

K.  COMPUTATION OF POLICY VALUES AND ANNUITY PAYMENTS.

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the account(s) selected by the Policy Owner. Allocations to the Subaccounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Subaccount. The number of Accumulation Units of each Subaccount credited to the Policy is equal to the portion of the net purchase payment allocated to the Subaccount, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Subaccount varies from Valuation Date to Valuation Date based on the investment experience of that Subaccount and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Subaccount.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Subaccount by the value of an Accumulation Unit of that Subaccount on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Subaccount for the Valuation Period then ended is determined from the investment performance of that Subaccount. Such rate is (1) the investment income of that Subaccount for the Valuation Period, plus capital gains and minus capital losses of that Subaccount for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Subaccount's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Subaccount's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Subaccount for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.


For an illustration of Accumulation Unit calculation using a hypothetical example see "ANNUITY PAYMENTS" in the Statement of Additional Information.

THE ANNUITY UNIT. On and after the Annuity Date the Annuity Unit is a measure of the value of the Annuitant's monthly annuity payments under a variable annuity option. The value of an Annuity Unit in each Subaccount initially was set at $1.00. The value of an Annuity Unit under a Subaccount on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Subaccount for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY PAYMENTS. The first monthly annuity payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity payment is due. Currently, variable annuity payments are made on the first of the month based on unit values as of the 15th day of the preceding month.

The Policy provides annuity rates which determine the dollar amount of the first monthly payment under each form of annuity for each $1,000 of applied value (Accumulated Value applied under a specific annuity option to provide annuity income payments, minus any applicable premium tax). The annuity rates in the Policy are based on a modification of the 1983 Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "J. Norris Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity payments will increase over periods when the actual net investment result of the Subaccount(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable Annuity Payments will decrease over periods when the actual net investment result of the respective Subaccount is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first monthly annuity payment under a particular option is determined by multiplying (1) the Accumulated Value applied under that option (after deduction for any applicable contingent deferred sales charge and premium tax, if any) divided by $1,000, by
(2) the applicable amount of the first monthly payment per $1,000 of value. The dollar amount of the first monthly variable annuity payment is then divided by the value of an Annuity Unit of the selected Subaccount(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. In each subsequent month, the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.

After the first payment, the dollar amount of each monthly variable annuity payment will vary with subsequent variations in the value of the Annuity Unit of the selected Subaccount(s). The dollar amount of each fixed amount monthly annuity payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

The Company may from time to time offer its Policy Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Policy Owners of the same class.

For an illustration of variable annuity payment calculation using a hypothetical example, see "ANNUITY PAYMENTS" in the Statement of Additional Information.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on redemptions or surrenders, on annuity payments, and on the economic benefit to the Policy Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service (IRS).

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER SHOULD ALWAYS BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Policies, the Separate Account or the Subaccounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Policy Owners and with respect to each Separate Account as though that Separate Account were a separate taxable entity.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a mutual life insurance company under subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

The Internal Revenue Service has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Internal Revenue Code ("Code"). The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the Policy Owner, would be treated as ordinary income received or accrued by the Policy Owner. It is anticipated that the Funds of the Allmerica Investment Trust, the Portfolios of VIPF and VIPF II, the Portfolio of T. Rowe and the Series of DGPF will comply with the diversification requirements.

A.  QUALIFIED AND NON-QUALIFIED POLICIES.

From a federal tax viewpoint there are two types of variable annuity Policies, "qualified" Policies and "non-qualified" Policies. A qualified Policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, 408, or 457 of the Code, while a non-qualified Policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified Policy or a non-qualified Policy. For more information on the tax provisions applicable to qualified Policies, see Sections D through J, below.

B.  TAXATION OF THE POLICIES IN GENERAL.

The Company believes that the Policies described in this Prospectus will, with certain exceptions (see K below), be considered annuity policies under Section 72 of the Internal Revenue Code (the "Code"). This section provides for the taxation of annuities. The following discussion concerns annuities subject to
Section 72. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same Policy Owner during the same calendar year be treated as a single Policy in determining taxable distributions under Section 72(e).

With certain exceptions, any increase in the Accumulated Value of the Policy is not taxable to the Policy Owner until it is withdrawn from the Policy. If the Policy is surrendered or amounts are withdrawn prior to the Annuity Date, to the extent of the amount withdrawn any investment gain in value over the cost basis of the Policy would be taxed as ordinary income. Under the current provisions of the Code, amounts received under a non-qualified Policy prior to the Annuity Date (including payments made upon the death of the Annuitant or Policy Owner), or as non-periodic payments after the Annuity Date, are generally first attributable to any investment gains credited to the Policy over the taxpayer's basis (if any) in the Policy. Such amounts will be treated as income subject to federal income taxation.

A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59-1/2. The penalty tax will not be imposed after age 59-1/2, or if the withdrawal follows the death of the Policy Owner (or, if the Policy Owner is not an individual, the death of the primary Annuitant, as defined in the Code), or in the case of the "total disability" (as defined in the Code) of the Annuitant. Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Policy Owner elects to have distributions made over the Policy Owner's life expectancy, or over the joint life expectancy of the Policy Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same.

In a private letter ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's life expectancy distribution ("LED") option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions were therefore subject to the 10% federal penalty tax. This private letter ruling may be applicable to a Policy Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent private letter rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

If the Policy Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Policy Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to the excess, if any, of the Surrender Value of the Policy over the Policy Owner's cost basis at the time of the transfer. The transfer is also subject to federal gift tax provisions. Where the Policy Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Policy Owner as such. However, the Policy Owner will not incur taxable income. Rather the Annuitant will incur taxable income upon receipt of annuity payments as discussed below.

When annuity payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion is generally determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the last Annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

C.  TAX WITHHOLDING AND PENALTIES.

The Code requires withholding with respect to payments or distributions from employee benefit plans, annuities, and IRAs, unless a taxpayer elects not to have withholding. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

In certain situations, the Code provides for a tax penalty if, prior to death, disability or attainment of age 59 1/2, a Policy Owner makes a withdrawal or receives any amount under the Policy, unless the distribution is in the form of a life annuity (including life expectancy distributions). The penalty is 10% of the amount includible in income by the Policy Owner.

The tax treatment of certain partial redemptions or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether the amount redeemed or surrendered is allocable to an investment in the Policy made before or after certain dates.*

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.

The tax rules applicable to qualified employer plans, as defined by the Code, vary according to the type of plan and the terms and conditions of the plan itself. Therefore, the following is general information about the use of the Policies with various types of qualified plans. The rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the qualified plans themselves regardless of the terms and conditions of the Policy.

A loan to a participant or beneficiary from plans qualified under Sections 401 and 403 or an assignment or pledge of an interest in such a plan is generally treated as a distribution. This general rule does not apply to loans which contain certain repayment terms and do not exceed a specified maximum amount, as required under Section 72(p).

E. QUALIFIED EMPLOYEE PENSION AND PROFIT SHARING TRUSTS AND QUALIFIED ANNUITY PLANS.

When an employee (including a self-employed individual) or one or more of the employee's beneficiaries receives a "lump sum" distribution (a distribution from a qualified plan described in Code Section 401(a) within one taxable year equal to the total amount payable with respect to such an employee) the taxable portion of such distribution may qualify for special treatment under a special five-year income averaging provision of the Code. The employee must have had at least 5 years of participation under the plan, and the lump sum distribution must be made after the employee has attained age 59 1/2 or on account of his or her death, separation from the employer's service (in the case of a common-law employee) or disability (in the case of a self-employed individual). Such treatment can be elected for only one taxable year once the individual has reached age 59 1/2. An employee who attained age 50 before January 1, 1986 may elect to treat part of the taxable portion of a lump-sum distribution as long-term capital gain and may also elect 10-year averaging instead of five-year averaging.

The Company can provide prototype plans for certain of the pension or profit sharing plans for review by your legal counsel. For information, ask your agent.

F.  SELF-EMPLOYED INDIVIDUALS.

The Self-Employed Individuals Tax Retirement Act of 1962, as amended, frequently referred to as "H.R. 10", allows self-employed individuals and partners to establish qualified pension and profit sharing trusts and annuity plans to provide benefits for themselves and their employees.

These plans generally are subject to the same rules and requirements applicable to corporate qualified plans, with some special restrictions imposed on "owner-employees." An "owner-employee" is an employee who (1) owns the entire interest in an unincorporated trade or business, or (2) owns more than 10% of either the capital interest or profits interest in a partnership.

G.  INDIVIDUAL RETIREMENT ACCOUNT PLANS.

Any individual who earns "compensation" (as defined in the Code and including alimony payable under a court decree) from employment or self-employment, whether or not he or she is covered by another qualified plan, may establish an Individual Retirement Account or Annuity plan ("IRA") for the accumulation of retirement savings on a tax-deferred basis. Income from investments is not included in "compensation." The assets of an IRA may be invested in, among other things, annuity policies including the Policies offered by this Prospectus.

Contributions to the IRA may be made by the individual or on behalf of the individual by an employer. IRA contributions may be deductible up to the lesser of (1) $2,000 or (2) 100% of compensation. The deduction is reduced proportionately for adjusted gross income between $40,000 and $50,000 (between $25,000 and $35,000 for unmarried taxpayers and between $0 and $10,000 for a married taxpayer filing separately) if the taxpayer and his or her spouse file a joint return and either is an active participant in an employer sponsored retirement plan.

An individual and a working spouse each may have an IRA with the above-described limit on each. An individual with an IRA may establish an additional IRA for a non-working spouse if they file a joint return. Contributions to the two IRAs together are deductible up to the lesser of $2,250 or 100% of compensation.

No deduction is allowed for contributions made for the year in which the individual attains age 70 1/2 and years thereafter. Contributions for that year and for years thereafter will result in certain adverse tax consequences.

Non-deductible contributions may be made to IRAs until the year in which the individual attains age 70 1/2. Although these contributions may not be deducted, taxes on their earnings are deferred until the earnings are distributed. The maximum permissible non-deductible contribution is $2,000 for an individual taxpayer and $2,250 for a taxpayer and non-working spouse. These limits are reduced by the amount of any deductible contributions made by the taxpayer.

Contributions may be made with respect to a particular year until the due date of the individual's federal income tax return for that year, not including extensions. However, for reporting purposes, the Company will regard contributions as being applicable to the year made unless it receives notice to the contrary.

All annuity payments and other distributions under an IRA will be taxed as ordinary income unless the owner has made non-deductible contributions. In addition, a minimum level of distributions must begin no later than April 1 following the year in which the individual attains age 70 1/2, and failure to make adequate distributions at this time may result in certain adverse tax consequences to the individual.

Distributions from all of an individual's IRAs are treated as if they were a distribution from one IRA and all distributions during the same taxable year are treated as if they were one distribution. An individual who makes a non-deductible contribution to an IRA or receives a distribution from an IRA during the taxable year must provide certain information on the individual's tax return to enable the IRS to determine the proportion of the IRA balance which represents non-deductible contributions. If the required information is provided, that part of the amount withdrawn which is proportionate to the individual's aggregate non-deductible contributions over the aggregate balance of all of the individual's IRAs, is excludable from income.

Distributions which are a return of a non-deductible contribution are non-taxable, as they represent a return of basis. If the required information is not provided to the IRS, distributions from an IRA to which both deductible and non-deductible contributions have been made are presumed to be fully taxable.

H.  SIMPLIFIED EMPLOYEE PENSIONS.

Employees may establish simplified employee pensions ("SEPs") under Code Section 408(k) if certain requirements are met. A SEP is an IRA to which the employer contributes under a written formula. Currently, a SEP may accept employer contributions each year up to $30,000 or 15% of compensation (as defined), whichever is less. To establish SEPs the employer must make a contribution for every employee age 21 and over who has performed services for the employer for at least three of the five immediately preceding calendar years and who has earned at least $300 for the year.

The employer's contribution is excluded from the employee's gross income for the taxable year for which it was made up to the $30,000/15% limit. In addition to the employer's contribution, the employee may contribute 100% of the employee's earned income, up to $2,000, to the SEP, but such contributions will be subject to the rules described above in "F. Individual Retirement Account Plans."

These plans are subject to the general employer's deduction limitations applicable to all corporate qualified plans.

I.  PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments for such annuity policies in any year do not exceed the maximum contribution permitted under the Code.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship a Policy Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax. The distribution restrictions are effective for years beginning after December 31, 1988, but only with respect to amounts that were not held under the Policy as of that date.

J.  TEXAS OPTIONAL RETIREMENT PROGRAM.

Under a Code Section 403(b) annuity policy issued as a result of participation in the Texas Optional Retirement Program, distributions may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting the Texas laws governing the Optional Retirement Program.

K.  SECTION 457 PLANS FOR STATE GOVERNMENTS AND TAX-EXEMPT ENTITIES.

Code Section 457 allows employees of a state, one of its political subdivisions, or certain tax-exempt entities to participate in eligible government deferred compensation plans. An eligible plan, by its terms, must not allow deferral of more than $7,500 or 33 1/3% of a participant's includible compensation for the taxable year, whichever is less. Includible compensation does not include amounts excludable under the eligible deferred compensation plan or amounts paid into a Code Section 403(b) annuity. The amount a participant may defer must be reduced dollar-for-dollar by elective deferrals under a SEP, 401(k) plan or a deductible employee contribution to a 501(c)(18) plan. Under eligible deferred compensation plans the state, political subdivision, or tax-exempt entity will be owner of the Policy.

If an employee also participates in another eligible plan or contributes to a Code Section 403(b) annuity, a single limit of $7,500 will be applied for all plans. Additionally, the employee must designate how much of the $7,500 or 33 1/3% limitation will be allocated among the various plans. Contributions to an eligible plan will serve to reduce the maximum exclusion allowance for a Code
Section 403(b) annuity. Amounts received by employees under such plans generally are includible in gross income in the year of receipt.

L.  NON-INDIVIDUAL OWNERS.

Non-individual Owners (e.g., a corporation) of deferred annuity contracts generally will be currently taxed on any increase in the cash surrender value of the deferred annuity attributable to contributions made after February 28, 1986. This rule does not apply to immediate annuities or to deferred annuities held by a qualified pension plan, an IRA, a 403(b) plan, estates, employers with respect to terminated pension plans, or a nominee or agent holding a contract for the benefit of an individual. Corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that income on the annuities increases the corporation's adjusted current earnings.

                                     REPORTS

A Policy Owner is sent a report semi-annually which states certain financial information about the Underlying Funds. The Company will also furnish an annual report to the Policy Owner containing a statement of his or her account, including unit values and other information as required by applicable law, rules and regulations.

                  CHANGES IN OPERATION OF THE SEPARATE ACCOUNT

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from any Separate Account or Subaccount to another of the Company's separate accounts or Subaccounts having assets of the same class, (2) to operate the Separate Account or any Subaccount as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act and (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Subaccount, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Subaccount. In no event will the changes described above be made without notice to Policy Owners in accordance with the 1940 Act.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account or of the Subaccounts.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party.


                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the Securities and Exchange Commission. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the Commission's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the General Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations.
A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

LOANS FROM THE GENERAL ACCOUNT (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are permitted only from a Policy's accumulation in the General Account. If the accumulation in the General Account, as of the date the Company receives the loan request, does not permit the loan, the Company will make a pro-rata transfer from the Subaccounts to the General Account sufficient to permit the loan, based on the amounts in the Subaccounts on the date the Company receives the loan request. A pro-rata transfer means the Company will allocate the transfer among the Subaccounts in the same proportion that the Policy Value in each Subaccount bears to the total Policy Value, less debt, on the date of the transfer. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the Federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five (5) years. The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                                   APPENDIX B
                                 EXCHANGE OFFER

A.  VARIABLE CONTRACT EXCHANGE OFFER.

The Company reserves the right to suspend this exchange offer at any time. This exchange offer applies to all variable annuity contracts issued by the Company and its indirect wholly owned subsidiary, SMA Life Assurance Company ("SMA Life"), except for contracts A3019-94, A3022-93 and A3020-94 issued by the Company and contracts A3022-93, A3019-92 and A3020-92 issued by SMA Life (and state variation forms thereof), which together include all contracts sold as "Delaware Medallion" and "Allmerica Select." A variable annuity contract to which this exchange offer applies may be exchanged at net asset value for the Policy described in this Prospectus. To effect an exchange, the Company should receive (1) a completed application for the Policy, (2) written request for the exchange, (3) the contract to be exchanged for the Policy, and (4) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge applicable to the contracts to be exchanged will apply to the surrender effecting the exchange. Where a contract other than a Policy is exchanged for a Policy, the contingent deferred sales charge under the acquired Policy will be computed as if prior purchase payments for the exchanged contract had been made for the acquired Policy on the date of issue of the exchanged contract. Where another Policy is exchanged for a Policy, the contingent deferred sales charge under the acquired Policy will be computed as if prior purchase payments for the exchanged Policy had been made for the acquired Policy at least as early as the date on which they were made for the exchanged Policy. For those exchanged contracts for which a front-end sales charge was deducted from each purchase payment, the transferred accumulated values will be treated as "Old Payments" under the Policy, so that no deferred sales charge will be assessed on aggregate subsequent withdrawals from the Policy of up to the amount of the transferred accumulated values. For additional purchase payments made under the Policy after the transfer of accumulated value from the exchanged contract, the contingent deferred sales charge will be computed based on the number of years that the additional purchase payments to which the withdrawal is attributed have been credited under the Policy, as provided in this Prospectus.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND THE POLICY. The Policy and the variable contracts to which this exchange offer applies, if other than another Policy, differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the prospectuses of the Policy and the variable contract to be exchanged should be reviewed carefully before the exchange is made.

CONTINGENT DEFERRED SALES CHARGE. Except for A3018-91 and A3018-94, which have the same charge, the contingent deferred sales charge under the Policy, as described in this Prospectus, imposes higher charge percentages against the excess amount redeemed and generally applies such percentages for a greater number of years than the exchanged contracts. For certain classes of exchanged contracts, new purchase payments, subject to the contingent deferred sales charge under the Policy, would not have been subject to the charge under the exchanged contract.

POLICY FEE AND ADMINISTRATIVE EXPENSE CHARGE. Under the Policy, the Company deducts a Policy Fee, at a maximum of $30, on each policy anniversary date and upon full surrender, when the Accumulated Value is $50,000 or less, and assesses each Subaccount with a daily administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Subaccount. Depending on the class of contracts to which this exchange offer is made, other than A3018-91 and A3018-94, which have the same fees and charges, either no policy fee is deducted or a policy fee of $9 is deducted twice a year. For certain classes of contracts, a combined sales and administrative expense is deducted from purchase payments. No administrative expense charge based on a percentage of Subaccount assets is imposed under the contracts to which this exchange offer is made.

TRANSFER CHARGE. No charges for transfers among the Subaccounts and the General Account are imposed for contracts to which this exchange offer is made. Currently, no such charge is imposed under the Policy and the first six transfers in a Policy year are guaranteed to be free of any charge. However, the Company reserves the right to assess a charge, guaranteed never to exceed $25, for the seventh and each subsequent transfer in a Policy year.

DEATH BENEFIT.   The Policy offers a guaranteed death benefit that is
not offered under any exchanged contract in that gross payments will be reduced proportionally by withdrawals (in the same proportion that the Accumulated Value was reduced by a withdrawal) rather than being subtracted from the gross payments. In addition, the death benefit is "stepped up" on every fifth year anniversary. Upon exchange for the Policy, the accumulated value of the exchanged contract becomes the "purchase payment" for the Policy. Therefore, the prior purchase payments made for the exchanged contract would not become a basis for determining the gross payment (less redemptions) guarantee under the Policy. Consequently, whether the initial minimum death benefit under the Policy acquired in an exchange is greater than, equal to, or less than the death benefit of the exchanged contract depends upon whether the accumulated value transferred to the Policy is greater than, equal to, or less than the gross payments (less redemptions) under the exchanged contract.

ANNUITY TABLES. Except for A3018-91 and A3018-94, which offer the same annuity tables, the contracts to which this exchange offer is made contain more favorable annuity tables than the Policy for use in determining the amount of the first variable annuity payment under the annuity options offered. The contracts and the Policy each provide minimum guarantees.

INVESTMENTS. Accumulated Value and purchase payments under the Policy may be allocated to several underlying funds in addition to those permitted under the exchanged contracts.

B.  FIXED ANNUITY EXCHANGE OFFER.

This exchange offer also applies to all fixed annuity contracts issued by SMA Life. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Policy described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the Policy's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the Policy's value is not guaranteed and will vary depending on the investment performance of the underlying funds to which it is allocated. The Policy has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Policy fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Subaccounts and the General Account), and expenses incurred by the underlying funds. Additionally, the interest rates offered under the General Account of the Policy and the Annuity Tables for determining minimum annuity payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE.

Persons who, under the terms of this exchange offer, exchange their contract for the Policy and subsequently revoke the Policy within the time permitted, as described in the section of this Prospectus captioned "RIGHT TO REVOKE OR SURRENDER," will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current accumulated value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the general account and subaccounts of the reinstated contract in the same proportion that the value in the general account and the value in each subaccount bore to the transferred accumulated value on the date of the exchange of the contract for the Policy. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                        FOR SEPARATE ACCOUNT VA-K
             FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
 (SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 16, 1995)


                                      ***


The first paragraph of Note 2 to the December 31, 1994 financial statements of State Mutual Life Assurance Company of America, which appear at the end of the Statement of Additional Information, has been replaced with the following

UNAUDITED

On February 28, 1995, State Mutual's Board of Directors adopted, pursuant to Massachusetts insurance law, a plan of reorganization (the "Plan") whereby State Mutual will convert from a Massachusetts mutual life insurance company to a Massachusetts stock life company and will become a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). On June 30, 1995, the policyholders approved the Plan and on August 2, 1995 (following a hearing on the Plan), the Commissioner of the Massachusetts Division of Insurance approved the Plan. In October, 1995, the closing of an initial public offering of AFC Common Stock and other financings were completed, and certain proceeds thereof were contributed to State Mutual which was concurrently renamed First Allmerica Financial Life Insurance Company. As a result, all conditions to the effectiveness of the Plan have been satisfied and the Plan is effective.

                                      ***



                                        SUPPLEMENT DATED OCTOBER 16, 1995

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

       INDIVIDUAL VARIABLE ANNUITY POLICIES FUNDED THROUGH SUBACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

 INVESTING IN SHARES OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC. AND DELAWARE GROUP PREMIUM FUND, INC.



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SEPARATE ACCOUNT DATED MAY 1, 1995 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CUSTOMER SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653




                             DATED OCTOBER 16, 1995

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . . . . 2

TAXATION OF THE CONTRACT, THE SEPARATE ACCOUNT AND THE
COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9



                         GENERAL INFORMATION AND HISTORY


Separate Account VA-K ("Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("the Company") established pursuant to a vote of the Board of Directors on August 20, 1991. The Company s principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653. The Company was originally organized as a mutual life insurance company under the laws of Massachusetts in 1844, and was known as State Mutual Life Assurance Company of America. In October, 1995, the Company converted from a mutual life insurance company to a stock life insurance company and adopted its present name. At that time the Company also became a wholly-owned subsidiary of Allmerica Financial Corporation, 440 Lincoln Street, Worcester, Massachusetts.


Currently, 16 Subaccounts of the Separate Account are available under the Policies. Each Subaccount invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("VIPF"), Variable Insurance Products Fund II ("VIPF II"), T. Rowe Price International Series, Inc. ("T. Rowe") or Delaware Group Premium Fund, Inc. ("DGPF").

The Trust, VIPF, VIPF II, T. Rowe and DGPF are open-end, diversified series investment companies. Eleven different funds of the Trust are available under the Policies: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust. Four of the portfolios of VIPF are available under the
Policies: the High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio. One of the portfolios of VIPF II is available under the
Policies: the Asset Manager Portfolio. One portfolio of T. Rowe is available under the Policies: the International Stock Portfolio. One of the series of DGPF is available under the Policies: the International Equity Series. Each Fund, Portfolio and Series available under the Policies (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                       TAXATION OF THE POLICIES, SEPARATE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Policies, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Policies or the Separate Account.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a mutual life insurance company under subchapter L of the Code and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets, or existence of Policies or the Separate Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Policy Owners. The Separate Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Separate Account. Underlying Fund shares owned by the Subaccounts are held on an open account basis. A Subaccount's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994 and of Separate Account VA-K ExecAnnuity Plus of State Mutual Life Assurance Company of America as of December 31, 1994 and the period then ended, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                                  UNDERWRITERS

Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter and general distributor for the Policies pursuant to a contract between Allmerica Investments, Inc., the Company and the Separate Account. Allmerica Investments, Inc. distributes the Policies on a best efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly-owned subsidiary of the Company and is, at present, indirectly wholly-owned by the Company.

The Policies offered by this Prospectus are offered continuously and may be purchased from NASD registered representatives of Allmerica Investments, Inc. and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity policies.

Commissions are paid by the Company to its licensed insurance agents on sales of the Policies. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, partial redemption and/or annuitization charges, the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Policies are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments, Inc. receive commissions of up to 5% (4% on Policies originally issued as part of a 401(k) plan) of purchase payments. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments. Independent broker-dealers receive commissions of 5%, a portion of which is paid to their registered representatives.

The aggregate amount of commissions paid to representatives of Allmerica Investments, Inc. with respect to sales of the Policies in 1994 was $944,269.00.

Commissions are paid by the Company and do not result in any charge to Policy Owners or to the Separate Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

                                ANNUITY PAYMENTS

The method by which the Accumulated Value under the Policy is determined is described in detail under "K. Computation of Policy Values and Annuity Payments" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Subaccount at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value - Previous Valuation Period. . . . . . . $ 1.135000

(2) Value of Assets - Beginning of Valuation Period. . . . . . . . . $5,000,000

(3) Excess of investment income and net gains over capital losses. . . . $1,675

(4) Adjusted Gross Investment Rate for the valuation period (3):(2). . 0.000335

(5) Annual Charge (one day equivalent of 1.45% per annum). . . . . . . 0.000039

(6) Net Investment Rate (4)-(5). . . . . . . . . . . . . . . . . . . . 0.000296

(7) Net Investment Factor 1.000000 + (6) . . . . . . . . . . . . . . . 1.000296

(8) Accumulation Unit Value - Current Period (1)x(7) . . . . . . . . $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity payments is described in detail under "K. Computation of Policy Values and Annuity Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Contract Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3-1/2% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3-1/2% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3-1/2% per annum) produces a factor of
1.000096. This is then multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.


                             PERFORMANCE INFORMATION

Performance information for a Subaccount may be compared, in reports and promotional literature, to certain indices described in the prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other materials information on various topics of interest to Policy Owners and prospective Policy Owners.
These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for such financial instruments.

The Policies have been offered since April 1, 1994. However, total return data and supplemental total return information may be advertised based on the period of time that the Underlying Funds have been in existence. The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Subaccounts asset charge and any applicable contingent deferred sales charge which would be assessed upon complete redemption of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                n
        P(1 + T) = ERV

Where:    P = a hypothetical initial payment to the Separate Account of $1,000

          T = average annual total return

          n = number of years

        ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Subaccount. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the policy was issued at the beginning of the period and (2) a complete surrender of the policy at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:


       Years from date of purchase        Charge as percentage
      payment to date of withdrawal     of New Purchase Payments
      -----------------------------             redeemed*
                                        ------------------------
                   0-2                             8%
                    3                              7%
                    4                              6%
                    5                              5%
                    6                              4%
                    7                              3%
                    8                              2%
                    9                              1%

*Subject to the maximum limit described in the prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all Policy years, an amount equal to 10% of the Accumulated Value under the Policy (or a greater amount under a life expectancy distribution option, if applicable) is not subject to the contingent sales load.

The calculations of Total Return include the deduction of the $30 Annual Policy fee.

               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994

                (Assuming COMPLETE redemption of the investment)

    SUBACCOUNT                   NAME              Total Return for   Average Annual
    ----------                   ----                 year ended       Total Return
                                                       12/31/94       since inception*
                                                       --------       ----------------
   Sub-Account 1                Growth                  -8.46%            -3.42%
   Sub-Account 2        Investment Grade Income        -11.53%            -8.17%
   Sub-Account 3             Money Market               -4.74%            -5.18%
   Sub-Account 4             Equity Index               -7.58%            -3.70%
   Sub-Account 5            Government Bond             -9.49%            -7.32%
   Sub-Account 6       Select Aggressive Growth        -10.89%            -4.85%
   Sub-Account 7             Select Growth             -10.09%            -1.47%
   Sub-Account 8        Select Growth & Income          -7.90%            -4.20%
   Sub-Account 9            Small Cap Value            -15.04%            -9.64%
  Sub-Account 11      Select International Equity        N/A             -11.60%
  Sub-Account 12      Select Capital Appreciation        N/A               N/A
  Sub-Account 20         International Equity           -6.00%            -7.86%
  Sub-Account 102             High Income              -10.15%            -7.64%
  Sub-Account 103            Equity Income              -1.65%             0.14%
  Sub-Account 104               Growth                  -8.63%             0.17%
  Sub-Account 105              Overseas                 -6.92%            -9.38%
  Sub-Account 106            Asset Manager               N/A              -8.62%
  Sub-Account 150         International Stock            N/A               N/A

* Inception Returns reflect the average annual total return. The date of inception respecting Subaccounts 1, 5-9, 20 and 103-105 was 04/21/94. The date of inception respecting Subaccounts 2 and 4 was 04/22/94. The date of inception respecting Subaccount 3 was 04/11/94. The date of inception respecting Subaccount 11 was 05/04/94. The date of inception respecting Subaccount 106 was 5/12/94. Subaccounts 12 and 150 were not in existence in 1994.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Subaccount's asset charges. However, it is assumed that the investment is NOT redeemed at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

               n
       P(1 + T) = EV

Where:   P = a hypothetical initial payment to the Separate Account of $1,000

         T = average annual total return

         n = number of years

         EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Subaccounts. The ending value assumes that the policy is NOT redeemed at the end of the specified period, and there is therefore no adjustment for the contingent deferred sales charge that would be applicable if the policy was redeemed at the end of the period.

The calculations of Supplemental Total Return includes the deduction of the $30 Annual Policy fee.

SUPPLEMENTAL TOTAL RETURN TABLE

The following table includes Supplemental Total Return information for the Sub-Accounts offered under the Policies since inception of the offering of the Policies. However, as it is assumed that the Policy is NOT redeemed at the end of each period, Supplemental Total Return is NOT adjusted for any otherwise applicable contingent deferred sales charge.

               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1994

                   (Assuming NO redemption of the investment)

     SUBACCOUNT                  NAME             Total Return for     Average Annual
     ----------                  ----                year ended      Total Return since
                                                      12/31/94           inception*
                                                      --------           ----------
    Sub-Account 1               Growth                 -1.26%              3.78%
    Sub-Account 2      Investment Grade Income         -4.33%              -0.97%
    Sub-Account 3            Money Market              2.46%                2.02%
    Sub-Account 4            Equity Index              -0.38%               3.50%
    Sub-Account 5          Government Bond             -2.29%              -0.12%
    Sub-Account 6      Select Aggressive Growth        -3.69%               2.35%
    Sub-Account 7           Select Growth              -2.89%               5.73%
    Sub-Account 8       Select Growth & Income         -0.70%              3.00%
    Sub-Account 9          Small Cap Value             -7.84%              -2.44%
    Sub-Account 11    Select International Equity       N/A                -4.40%
    Sub-Account 12    Select Capital Appreciation       N/A                 N/A
    Sub-Account 20       International Equity          -1.20%              -0.66%
   Sub-Account 102            High Income              -2.95%              -0.44%
   Sub-Account 103           Equity Income              5.55%               7.34%
   Sub-Account 104              Growth                 -1.43%              7.37%
   Sub-Account 105             Overseas                 0.28%              -2.18%
   Sub-Account 106           Asset Manager              N/A                -1.42%
   Sub-Account 150        International Stock           N/A                 N/A

* Inception Returns reflect the average annual total return. The date of inception respecting Subaccounts 1, 5-9, 20 and 103-105 was 04/21/94. The date of inception respecting Subaccounts 2 and 4 was 04/22/94. The date of inception respecting Subaccount 3 was 04/11/94. The date of inception respecting Subaccount 11 was 5/4/94. The date of inception respecting Subaccount 106 was 5/12/94. Subaccounts 12 and 150 were not in existence in 1994.

  YIELD AND EFFECTIVE YIELD - SUBACCOUNT 3 (INVESTS IN THE MONEY MARKET FUND OF THE TRUST)

Set forth below is yield and effective yield information for Subaccount 3 for the seven-day period ended December 31, 1994:

                              Yield              2.32%
                              Effective Yield    2.35%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Subaccount at the beginning of the period, subtracting a charge reflecting the annual 1.45% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

Subaccount 3 computes effective yield by compounding the unannualized base period return by using the formula:

                                                           (365/7)
                Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield do NOT reflect the $30 Annual Policy fee.


                              FINANCIAL STATEMENTS



Financial Statements are included for the Company and for the Subaccounts of Separate Account VA-K investing in the Underlying Funds.

STATE MUTUAL LIFE
ASSURANCE COMPANY
OF AMERICA

FINANCIAL STATEMENTS

DECEMBER 31, 1994 and 1993

STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA


December 31, 1994



Financial Statements

Report of Independent Accountants......................................  1
Statement of Financial Position  ......................................  2
Statement of Operations and Contingency Reserves.......................  3
Statement of Cash Flows................................................  4
Notes to Financial Statements..........................................  5

                             REPORT OF INDEPENDENT ACCOUNTANTS


February 13, 1995, except as to Note 2,
 which is as of February 28, 1995

To the Board of Directors and Policyholders of State Mutual Life Assurance Company of America


In our opinion, the accompanying statement of financial position and the related statements of operations and changes in contingency reserves and of cash flows present fairly, in all material respects, the financial position of State Mutual Life Assurance Company of America at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 1 to the financial statements, the Company implemented a new accounting pronouncement in 1993 and may adopt Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", and Financial Accounting Standards Board Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", in 1996. If these pronouncements are adopted, the financial statements for the year ended December 31, 1994 will be retroactively restated for the effects of these changes in accounting principles.

Price Waterhouse LLP
Boston, Massachusetts

                STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF FINANCIAL POSITION
as of December 31
(In thousands)

ASSETS                                                 1994          1993
                                                       ----          ----
Cash                                                $   21,931     $   22,378
Investments:
 Bonds                                               3,063,890      3,172,304
 Stocks                                                 14,638         48,713
 Investments in subsidiaries                           797,879        971,339
 Mortgage loans                                        825,611      1,045,748
 Policy loans                                          248,310        258,845
 Real estate, including home office property           185,128        192,333
 Short term investments                                 72,159         61,176
 Other invested assets                                  45,978         22,180
                                                    ----------     ----------
  Total cash and investments                         5,275,524      5,795,016

Premiums deferred and uncollected                       95,890         91,434
Investment income due and accrued                       84,066         89,756
Other assets                                            79,165         87,238
Assets held in separate accounts                     1,096,032        922,069
                                                    ----------     ----------
                                                    $6,630,677     $6,985,513
                                                    ----------     ----------
                                                    ----------     ----------

LIABILITIES AND CONTINGENCY RESERVES
Liabilities:

Policy liabilities:
 Life reserves                                      $  965,896     $  969,223
 Annuity and other fund reserves                     3,561,965      3,981,281
 Accident and health reserves                           50,096         45,424
 Claims payable                                        122,677        112,509
 Dividends payable                                      33,930         35,406
                                                    ----------     ----------
  Total policy liabilities                           4,734,564      5,143,843

Expenses and taxes payable                             137,676         99,301
Other liabilities                                       73,427         33,616
Asset valuation reserve                                124,254        260,714
Obligations related to separate account business     1,095,430        921,648
                                                    ----------     ----------
  Total liabilities                                  6,165,351      6,459,122
                                                    ----------     ----------
                                                    ----------     ----------
Contingency reserves:

 Special contingency reserves                           26,522         25,238
 General contingency reserves                          438,804        501,153
                                                    ----------     ----------
  Total contingency reserves                           465,326        526,391
                                                    ----------     ----------
                                                    $6,630,677     $6,985,513
                                                    ----------     ----------
                                                    ----------     ----------

   The accompanying note are an integral part of these financial statements.

                STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS AND
CHANGES IN CONTINGENCY RESERVES
for the year ended December 31
(In thousands)

REVENUE                                              1994           1993         1992
                                                     ----           ----         ----
Premiums and other considerations:
 Life                                             $  100,956    $   92,314    $  101,929
 Annuities                                           950,980       762,724       768,050
 Accident and health                                 225,132       246,842       338,534
 Reinsurance commissions and reserve adjustments      10,117        10,853        11,700
                                                  ----------    ----------    ----------
  Total premiums and other considerations          1,287,185     1,112,733     1,220,213

Net investment income                                406,071       520,508       503,754
Realized capital losses, net of tax                  (28,341)      (33,334)       (5,261)
Other revenue                                         43,651        29,121        14,849
                                                  ----------    ----------    ----------
  Total revenue                                    1,708,566     1,629,028     1,733,555
                                                  ----------    ----------    ----------
POLICY BENEFITS AND OPERATING EXPENSES
Policy benefits:
 Claims, surrenders and other benefits             1,697,943     1,314,540     1,459,941
 Decrease in policy reserves                        (412,090)     (175,726)     (153,971)
 Dividends to policyholders                           33,233        32,773        25,955
                                                  ----------    ----------    ----------
  Total policy benefits                            1,319,086     1,171,587     1,331,925

Operating and selling expenses                       141,460       138,566       141,456
Taxes, except capital gains tax                       33,747        18,664        14,565
Net transfers to separate accounts                   173,607       185,374       141,183
                                                  ----------    ----------    ----------
  Total policy benefits and operating expenses     1,667,900     1,514,191     1,629,129
                                                  ----------    ----------    ----------
NET INCOME                                            40,666       114,837       104,426

CONTINGENCY RESERVES AT BEGINNING OF YEAR            526,391       444,427       338,683
Unrealized capital gains (losses) on investments:
 Unconsolidated subsidiaries                        (222,155)       47,292       101,155
 Other investments                                    24,579       (14,159)      (61,479)
                                                  ----------    ----------    ----------
                                                    (197,576)       33,133        39,676
                                                  ----------    ----------    ----------
Transfer from (to) asset valuation reserve           136,460       (25,173)      (40,188)
Other adjustments                                    (40,615)      (40,833)        1,830
                                                  ----------    ----------    ----------
CONTINGENCY RESERVES AT END OF YEAR               $  465,326    $  526,391    $  444,427
                                                  ----------    ----------    ----------
                                                  ----------    ----------    ----------

    The accompanying notes are an integral part of these financial statements.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF CASH FLOWS
for the year ended December 31
(In thousands)

CASH FLOW FROM OPERATING ACTIVITIES                  1994         1993           1992
                                                     ----         ----           ----
 Premiums, deposits and other income             $ 1,327,496   $ 1,120,816   $ 1,230,872
 Allowances and reserve adjustments
  on reinsurance ceded                                10,862        11,773         8,836
 Net investment income                               372,428       432,631       443,668
 Net repayments on policy loans                       10,535        17,637        21,062
 Benefits to policyholders and
  beneficiaries                                   (1,684,684)   (1,313,978)   (1,467,104)
 Operating and selling expenses and
  taxes                                             (155,162)     (111,125)     (177,946)
 Net transfers to separate accounts                 (160,623)     (201,442)     (135,921)
 Dividends to policyholders                          (34,709)      (27,777)      (42,874)
 Other sources (applications)                          3,775       (40,938)        9,560
                                                  ----------    ----------    ----------
NET CASH USED IN OPERATING ACTIVITIES               (310,082)     (112,403)     (109,847)
                                                  ----------    ----------    ----------
CASH FLOW FROM FINANCING ACTIVITIES
 New borrowings                                      932,497       116,800       261,000
 Repayment of borrowings                            (932,497)     (116,800)     (261,000)
                                                  ----------    ----------    ----------
NET CASH PROVIDED BY FINANCING ACTIVITIES                 --           --             --
                                                  ----------    ----------    ----------
CASH FLOW FROM INVESTING ACTIVITIES
 Sales and maturities of long term investments:
  Bonds                                              993,365       841,548       776,693
  Stocks                                               1,835         4,361         2,948
  Real estate and other invested assets               19,200        24,122        23,886
  Repayment of mortgage principal                    193,842       211,360       136,252
  Capital gains tax                                   (1,086)       (2,232)           --
 Acquisition of long term investments:
  Bonds                                             (881,081)     (887,976)     (821,694)
  Stocks                                              (4,557)      (62,318)       (6,674)
  Real estate and other invested assets              (31,504)       (3,931)      (32,404)
  Mortgage loans                                      (1,529)       (1,185)       (6,313)
 Other investing activities                           32,133        (5,199)         (743)
                                                  ----------    ----------    ----------
NET CASH PROVIDED BY INVESTING ACTIVITIES            320,618       118,550        71,951
                                                  ----------    ----------    ----------
Net change in cash and short term  investments        10,536         6,147       (37,896)

CASH AND SHORT TERM INVESTMENTS
 Beginning of year                                    83,554        77,407       115,303
                                                  ----------    ----------    ----------
 End of year                                      $   94,090    $   83,554    $   77,407
                                                  ----------    ----------    ----------
                                                  ----------    ----------    ----------

   The accompanying notes are an integral part of these financial statements.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION - State Mutual Life Assurance Company of America (State Mutual or the "Company") is presently organized as a mutual life insurance company and accordingly, the Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which are generally accepted accounting principles for mutual life insurance companies. The Company is pursuing a plan of reorganization which includes conversion to a stock life insurance company. (Refer to Note 2 for a description of the reorganization.)

Certain reclassifications have been made to prior years amounts to conform with the current year presentation.

ACCOUNTING FOR UNCONSOLIDATED SUBSIDIARIES - State Mutual's interest in unconsolidated subsidiaries consists primarily of SMA Life Assurance Company (SMA Life), a wholly owned life insurance company, a 57.4% interest in Allmerica Property & Casualty Companies, Inc. (Allmerica P&C), a Delaware domiciled business corporation which owns The Hanover Insurance Company (Hanover), and several wholly owned non-insurance subsidiaries. Hanover owns an 80.6% interest in Citizens Corporation, parent company of Citizens Insurance Company of America (Citizens). Allmerica P&C is accounted for at market value. During 1993, the Securities Valuation Office of the NAIC instituted a discount to market values for subsidiaries previously carried at market value. The discount applied to Allmerica P&C was determined to be 16%, to be phased in over a five year period (3% per year in 1993 to 1996 and 4% in 1997). SMA Life and the non-insurance subsidiaries are accounted for under the equity method. The Company's equity in the earnings of unconsolidated subsidiaries is reflected in net income. Any remaining changes in Allmerica P&C's value and direct charges to SMA Life's surplus are reflected in contingency reserves.

VALUATION OF INVESTMENTS - Investments in bonds are carried principally at amortized cost in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral.

Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value. Home office property is carried at depreciated cost.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS - In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds and stocks, investment and loan commitments, foreign currency swaps, and futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to currency risk and interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS - In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS - Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable life insurance policyholders and certain pension and annuity contractholders.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

Assets consist principally of bonds, common stocks, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in contingency reserves.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES - Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force based on accepted actuarial methods. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including a provision for adverse deviation. Interest rates range from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities, and mortality and morbidity assumptions reflect the Company's experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

Reserves for group accident and health claims include estimated provisions for both reported and unreported claims incurred and related expenses.
Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Other fund reserves are for guaranteed investment contracts and other group and individual contract deposit funds and consist of deposits received from customer's and investment earnings on their fund balances.

Withdrawal characteristics of annuity and other fund reserves vary by contract. At both December 31, 1994 and 1993, approximately 87% of the contracts (included in both the general account and the separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

FEDERAL INCOME TAXES - State Mutual, its non-insurance domestic subsidiaries and SMA Life file a consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The Federal income tax for the non-life insurance subsidiaries is calculated on a separate return basis. Any current tax liability (benefit) is paid to (reimbursed by) State Mutual. Tax benefits resulting from taxable operating losses of the non-life subsidiaries are not reimbursed currently by State Mutual. However, to the extent such losses are utilized by the consolidated group, they are reflected as a liability of State Mutual.

The Federal income tax for the life companies is calculated on a line of business basis, excluding the operating results of the non-insurance subsidiaries and Allmerica P&C. The tax is allocated to each life company based on its contribution to the taxable income or loss of each line of business.

CAPITAL GAINS AND LOSSES - Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve (IMR), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to contingency reserves. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold.

DIVIDENDS TO POLICYHOLDERS - Certain life, health and annuity insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the Company. The amount of policyholders' dividends to be paid is determined annually by the Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained.

Dividends on individual life insurance, individual accident and health insurance, and individual annuity policies are provided on the basis of amounts payable in the following calendar year. Dividends on all other insurance are provided on the basis of amounts incurred for the current year.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

PENDING ACCOUNTING PRONOUNCEMENT - In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), which establishes a different definition of generally accepted accounting principles for mutual life insurance companies. Under the Interpretation, financial statements of mutual life insurance companies which are prepared on the basis of statutory accounting, will no longer be characterized as in conformity with generally accepted accounting principles.

In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" (SFAS No. 120), and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position No. 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises" (SOP 95-1). SFAS No. 120 extends the requirements of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," to mutual life insurance enterprises. SOP 95-1 establishes accounting for certain participating life insurance contracts for mutual life insurance enterprises.
 SFAS No. 120 requires mutual life insurance enterprises (and permits stock life insurance enterprises) to apply the provisions of SOP 95-1 to those contracts which meet the conditions in SFAS No. 120.

FIN 40, SFAS No. 120 and SOP 95-1 are all effective for financial statements issued for fiscal years beginning after December 15, 1995.

In as much as the Company is pursuing a plan of reorganization which includes conversion to a stock life insurance company, and would result in future financial statements being prepared in accordance with generally accepted accounting principles for stock life insurance companies, the new pronouncement may not be applicable to future financial statements. If the Company does not demutualize, the new pronouncement will be adopted in 1996, by retroactive restatement of the earliest year presented. Management of the Company has not yet determined the effect on its financial statements of applying these new pronouncements.

ACCOUNTING CHANGES - In December 1992, the NAIC issued a statutory accounting policy for accounting for postretirement benefits other than pensions for current retirees and employees who have vested rights in those benefits. The Company implemented this statutory requirement in 1993 and elected to immediately recognize the unfunded postretirement benefit obligation and reported the cumulative effect of this change as a direct charge to contingency reserves (see Note 9 for additional information).

NOTE 2 - REORGANIZATION

On February 28, 1995, State Mutual's Board of Directors adopted, pursuant to Massachusetts insurance law, a plan of reorganization (the "Plan") whereby State Mutual will convert from a Massachusetts mutual life insurance company to a Massachusetts stock life insurance company and will become a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Currently, the unsatisfied conditions to the effectiveness of the Plan of Demutualization are the approval of the Commissioner of the Massachusetts Division of Insurance (the "Commissioner") of the Plan after a hearing thereon, the approval of the policyholders of the Plan, the closing of an initial public offering of AFC Common Stock and certain other conditions set forth in the Plan. The Plan is also subject to the review of other insurance regulators. The Plan will become effective on the date of the closing of the initial public offering of the Common Stock of AFC.

Under the Plan, the eligible policyholders of State Mutual will receive shares of Common Stock of AFC, policy credits or cash in exchange for the policyholders' membership interest in State Mutual.

Under the Plan, State Mutual will establish and operate a closed block of participating business for the benefit of the policies included therein (the "Closed Block"). Such business (the" Closed Block Business") will contain those classes of individual or joint life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which are in force on the effective date. The Closed Block will continue in effect until no more policies included therein are in force or until the Commissioner consents to the termination of the Closed Block. The duration of the Closed Block is expected to be in excess of 50 years.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

State Mutual will allocate to the Closed Block an amount of assets expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payments of claims, certain expenses and taxes, and for continuation of 1994 dividend scales if experience underlying such scales continues. Future changes in actual reinvestment rates over the long term from assumed reinvestment rates, like changes in other assumptions made in funding the Closed Block, may cause dividend scales to change.

To the extent that over time cash flows from the assets allocated to the Closed Block and other experience related to the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the dividend scales payable in 1994 had been continued. Conversely, to the extent that over time such cash flows and other experience are, in the aggregate, less favorable than assumed in setting up the Closed Block, total dividends paid to Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the dividend scales payable in 1994 had been continued. In addition, if the assets allocated to the Closed Block, the cash flows therefrom and the revenues from the Closed Block Business prove to be insufficient to pay the benefits guaranteed under the policies and contracts included in the Closed Block, State Mutual will be required to make such payments from its general funds. Since the Closed Block will be funded to provide for payment of guaranteed benefits on such policies and contracts and, in addition, for continuation of dividends paid under 1994 dividend scales, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial adverse deviations in investment, mortality, persistency or other experience factors.

NOTE 3 - INVESTMENTS

BONDS - The carrying value and fair value of investments in bonds, are as follows:

                                                               December 31, 1994
                                                               -----------------
                                                              Gross           Gross
                                             Carrying       Unrealized      Unrealized       Fair
(In thousands)                                 Value       Appreciation    Depreciation      Value
                                               -----       ------------    ------------      -----
Federal government bonds                     $   13,250      $    246       $    534      $   12,962
State, local and government agency bonds            550             7             --             557
Foreign government bonds                         70,217         1,126          6,510          64,833
Corporate securities                          2,939,333        22,052         96,285       2,865,100
Mortgage-backed securities                       40,540            58          1,895          38,703
                                             ----------      --------       --------      ----------
Total                                        $3,063,890      $ 23,489       $105,224      $2,982,155
                                             ----------      --------       --------      ----------
                                             ----------      --------       --------      ----------

                                                               December 31, 1993
                                                               -----------------
Federal government bonds                     $   19,442      $  1,484       $     40      $   20,886
State, local and government agency bonds         12,048           235             --          12,283
Foreign government bonds                         64,951         4,417             14          69,354
Corporate securities                          3,075,146       182,272         18,589       3,238,829
Mortgage-backed securities                          717            43             --             760
                                             ----------      --------       --------      ----------
Total                                        $3,172,304      $188,451       $ 18,643      $3,342,112
                                             ----------      --------       --------      ----------
                                             ----------      --------       --------      ----------

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The carrying value and fair value by contractual maturity at December 31, 1994, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.


                                                        Carrying        Fair
(In thousands)                                           Value         Value
                                                         -----         -----
Due in one year or less                               $  566,301   $  567,013
Due after one year through five years                  1,691,897    1,651,469
Due after five years through ten years                   607,819      571,345
Due after ten years                                      197,873      192,328
                                                      ----------   ----------
Total                                                 $3,063,890   $2,982,155
                                                      ----------   ----------
                                                      ----------   ----------

MORTGAGE LOANS AND REAL ESTATE Mortgage loans and real estate investments are diversified by property type and location. Real estate investments, except home office, have been obtained primarily through foreclosure.
Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the time the original loan is made. Mortgage loan and real estate investments, including home office of $67,920 thousand and $61,363 thousand at December 31, 1994 and 1993, respectively, were distributed by the following types and geographic regions at December 31:

(In thousands)
Property Type                                           1994           1993
-------------                                           ----           ----
Office buildings                                     $  445,222     $  514,575
Residential                                             148,155        233,459
Retail                                                  168,536        197,496
Industrial/Warehouse                                     93,323        135,766
Other                                                   155,503        156,785
                                                     ----------     ----------
Total                                                $1,010,739     $1,238,081
                                                     ----------     ----------
                                                     ----------     ----------


Geographic Region
-----------------
South Atlantic                                       $  263,883     $  342,345
Pacific                                                 189,547        212,371
New England                                             142,371        142,263
West South Central                                       99,065        141,375
Middle Atlantic                                         108,531        113,716
East North Central                                       71,937        114,694
East South Central                                       48,232         66,139
West North Central                                       72,919         82,883
Mountain                                                 14,254         22,295
                                                     ----------     ----------
Total                                                $1,010,739     $1,238,081
                                                     ----------     ----------
                                                     ----------     ----------


FUTURES CONTRACTS - State Mutual purchases and sells futures contracts on margin to hedge against interest rate fluctuations and their effect on the net cash flows from the sales of guaranteed investment contracts. Because the Company purchases and sells futures contracts through brokers who assume the risk of loss, the Company's exposure to credit risk under futures contracts is limited to the margin deposited with the broker. The maturity of all futures contracts outstanding is less than one year.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. The amount of hedging gains (losses) explicitly deferred were $(7,658) thousand, $6,953 thousand and $4,976 thousand for the years ended December 31, 1994,

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

1993 and 1992, respectively. Gains and losses on hedges that are deemed ineffective by management are immediately recognized into income.

A reconciliation of notional amounts for all futures contracts outstanding for the year ended December 31 is as follows:

(In thousands)                                      1994           1993
                                                    ----           ----
Contracts outstanding, January 1                 $ 141,700      $ 120,000
New contracts                                      816,000        493,300
Contracts expired                                       --             --
Contracts terminated                              (831,000)      (471,600)
                                                 ---------      ---------
Contracts outstanding, December 31               $ 126,700      $ 141,700
                                                 ---------      ---------
                                                 ---------      ---------

FOREIGN CURRENCY SWAP CONTRACTS - The Company enters into foreign currency swap contracts to hedge the exposure to currency risks on fixed maturity investments. Interest and principal related to foreign fixed maturity investments payable in foreign currencies, at market currency exchange rates, are exchanged for the equivalent payment translated at a specific currency exchange rate. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rates, as agreed upon in the swap contract, and the foreign currency spot rate on the date of exchange. State Mutual recognizes net interest received or paid over the life of the swap contract as an adjustment to net investment income. The decrease in net investment income related to foreign currency swap contracts was $(1,400) thousand, $(800) thousand and $(200) thousand for the years ended December 31, 1994, 1993 and 1992, respectively.

The contractual amounts and maturity dates of foreign currency swap contracts were as follows:

                                              December 31, 1994
                                              -----------------
                                                                           After
(In thousands)                 1995       1996       1997       1998       1998    Total
                               ----       ----       ----       ----       ----    -----
Currency:
 Swiss franc                 $14,100    $10,600    $    --    $    --    $ 6,600   $ 31,300
 Canadian dollar                  --         --         --         --     15,000     15,000
 British pound sterling           --         --      8,200         --     18,800     27,000
 Italian lire                     --     20,000         --         --         --     20,000
 Other                            --      5,400     10,000         --     10,000     25,400
                             -------    -------    -------    -------    -------   --------
Balance, December 31         $14,100    $36,000    $18,200    $    --    $50,400   $118,700
                             -------    -------    -------    -------    -------   --------
                             -------    -------    -------    -------    -------   --------

                                              December 31, 1993
                                              -----------------
                                                                          After
(In thousands)                 1994       1995       1996       1997       1997    Total
                               ----       ----       ----       ----       ----    -----
Currency:
 Swiss franc                 $ 5,000    $14,100    $10,600    $    --    $ 6,600   $ 36,300
 Canadian dollar                  --         --         --         --     15,000     15,000
 British pound sterling           --         --         --      8,200     18,800     27,000
 Italian lire                     --         --     20,000         --         --     20,000
 Other                        10,100         --      5,400     10,000      5,000     30,500
                             -------    -------    -------    -------    -------   --------
Balance, December 31         $15,100    $14,100    $36,000    $18,200    $45,400   $128,800
                             -------    -------    -------    -------    -------   --------
                             -------    -------    -------    -------    -------   --------

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

A reconciliation of the contractual amounts of foreign currency swap contracts outstanding for the year ended December 31 is as follows:

(In thousands)                                          1994          1993
                                                        ----          ----
Contracts outstanding, January 1                      $128,800     $ 95,000
 New contracts                                          10,100       50,700
 Contracts expired                                     (15,100)     (16,900)
 Contracts terminated                                   (5,100)          --
                                                      --------     --------
Contracts outstanding, December 31                    $118,700     $128,800
                                                      --------     --------
                                                      --------     --------

NET INVESTMENT INCOME - The components of net investment income for the year ended December 31 were as follows:

(In thousands)                                         1994       1993        1992
                                                       ----       ----        ----
Bonds                                                $261,176   $276,077   $285,415
Stocks                                                  1,305      1,062        938
Investments in subsidiaries                            37,478    107,603     67,239
Mortgage loans                                         87,670    114,831    130,480
Real estate                                            50,431     48,072     47,061
Policy loans                                           14,457     15,282     16,271
Other investments                                       2,765       (264)     2,649
Short term investments                                    359      2,284      1,045
                                                     --------   --------   --------
                                                      455,641    564,947    551,098
 Less investment expenses                              52,123     45,556     47,405
                                                     --------   --------   --------
Net investment income, before IMR amortization        403,518    519,391    503,693
 IMR amortization                                       2,553      1,117         61
                                                     --------   --------   --------
Net investment income                                $406,071   $520,508   $503,754
                                                     --------   --------   --------
                                                     --------   --------   --------

REALIZED CAPITAL GAINS AND LOSSES - Realized capital gains (losses) on investments for the year ended December 31 were as follows:

(In thousands)                                         1994       1993       1992
                                                       ----       ----       ----
Bonds                                                $  2,144  $   4,953   $  1,855
Stocks                                                     84         87        472
Mortgage loans                                        (21,351)   (12,709)        49
Real estate                                            (8,990)   (11,743)    (5,799)
Other                                                   2,505     (2,734)      (572)
                                                     --------   --------   --------
                                                      (25,608)   (22,146)    (3,995)
 Less Federal income tax                                1,086      2,232        961
                                                     --------   --------   --------
Net realized capital losses before transfer to IMR    (26,694)   (24,378)    (4,956)
 Net realized capital gains transferred to IMR         (1,647)    (8,956)      (305)
                                                     --------   --------   --------
Net realized capital losses                          $(28,341)  $(33,334)  $ (5,261)
                                                     --------   --------   --------
                                                     --------   --------   --------

Proceeds from voluntary sales of investments in bonds during 1994, 1993 and 1992 were $222,644 thousand, $222,865 thousand and $136,458 thousand, respectively. Gross gains of $3,753 thousand, $3,337 thousand and $1,504 thousand and gross losses of $2,945 thousand, $1,300 thousand and $1,159 thousand, respectively, were realized on those sales.

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 4 - INVESTMENTS IN SUBSIDIARIES

Summarized financial information concerning all unconsolidated subsidiaries as of December 31 is as follows:

                                             Property & Casualty
(In thousands)                  Life Insurance    Insurance   Non-Insurance
                                --------------    ---------   -------------
1994
----
Assets                            $4,072,045      $4,337,564    $ 74,597
Liabilities                        3,882,722       3,347,785      29,883
Equity in net income (loss)            6,403          42,753     (11,678)

1993
----
Assets                            $3,504,724      $4,200,463    $ 70,014
Liabilities                        3,322,508       3,240,364      26,479
Equity in net income (loss)           19,782          95,741      (7,920)


The Company provides management, operating personnel, facilities and other services to various subsidiaries and affiliates. Reimbursements for such services and facilities amounted to $261,913 thousand, $225,044 thousand and
$112,777 thousand in 1994, 1993 and 1992, respectively.   Net amounts
receivable from subsidiaries and affiliates were $37,514 thousand and $30,188 thousand at December 31, 1994 and 1993, respectively.

NOTE 5 - FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet.
The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Fair values of futures contracts and foreign currency swaps were not material to State Mutual as of December 31, 1994 and 1993.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS - The carrying amounts reported in the statement of financial position approximate fair value.

BONDS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS - Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of future cash flows or book value.

POLICY LOANS - The carrying amount reported in the statement of financial position approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

FINANCIAL LIABILITIES:

INVESTMENT CONTRACTS (WITHOUT MORTALITY/MORBIDITY FEATURES) - Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Other liabilities are based on surrender values.

The estimated fair values of the financial instruments as of December 31 were as follows:

                                                              1994                    1993
                                                              ----                    ----
                                                      Carrying        Fair    Carrying        Fair
(In thousands)                                          Value        Value      Value         Value
                                                        -----        -----      -----         -----
Financial Assets:
 Cash                                                 $   21,931  $   21,931  $   22,378  $   22,378
 Short term investments                                   72,159      72,159      61,176      61,176
 Bonds                                                 3,063,890   2,982,155   3,172,304   3,342,112
 Stocks                                                   14,638      14,638      48,713      48,713
 Mortgage loans                                          825,611     814,047   1,045,748   1,077,707
 Policy loans                                            248,310     248,310     258,845     258,845

Financial Liabilities:
 Guaranteed investment contracts                      $2,170,643  $2,134,046  $2,463,938  $2,582,392
 Other group contract deposit funds                      980,327     969,627   1,087,732   1,116,800
 Supplemental contracts without life contingencies         8,647       8,647      11,013      11,013
 Dividend accumulations                                   84,482      84,482      84,808      84,808
 Other individual contract deposit funds                 107,400     106,893     124,081     122,908
 Individual annuity contracts                              8,185       7,943          --          --


NOTE 6 - BORROWED MONEY

State Mutual issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by various lines of credit. As of December 31, 1994, State Mutual has approximately $165,000 thousand in unused committed lines of credit provided by U.S. banks. These lines of credit generally have terms of less than one year, and require the Company to pay annual commitment fees ranging from 0.10% to 0.125% of the available credit. Interest that would be charged for usage of these lines of credit is based upon negotiated arrangements.

State Mutual has no borrowed money outstanding at December 31, 1994 and 1993. Interest expense related to borrowed money was $2,485 thousand, $154 thousand and $580 thousand for the years ended December 31, 1994, 1993 and 1992, respectively.

NOTE 7 - FEDERAL INCOME TAXES

The federal income tax provisions (benefit) for 1994, 1993 and 1992 were $17,476 thousand, $9,265 thousand and $(208) thousand, respectively, which include taxes applicable to realized capital gains of $1,086 thousand, $2,232 thousand and $961 thousand.

The effective federal income tax rates were 30.1%, 7.5% and (0.2)% in 1994, 1993 and 1992, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to: decreases in taxable income for the utilization of net operating loss carryforwards and write-offs of mortgage loans and real estate; increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes, the accrual of market discounts on investments and the deferral of policy acquisition costs for federal tax purposes. The

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

policyholder dividends adjustment affecting mutual life insurance companies resulted in an increase in taxable income in 1994 and 1992 and a decrease in taxable income in 1993. At December 31, 1994, the Company has no available net operating loss carryforwards; however, there are available alternative minimum tax credit carryforwards of $1,540 thousand.

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The Internal Revenue Service (IRS) has completed its examination of all of the Company's federal income tax returns through 1988. Deficiencies asserted with respect to tax years 1977 through 1981 have been paid and recorded and the Company has filed a recomputation of such years with appeals claiming a refund with respect to certain agreed upon issues, but has not recognized any benefit in its financial statements. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the Company's federal income tax returns for 1982 and 1983. If upheld, these proposed adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years.

NOTE 8 - PENSION PLANS

The Company provides retirement benefits to substantially all of its employees and all agents hired prior to 1982 under defined benefit pension plans. Through December 31, 1994, retirement benefits were based primarily on years of service and compensation. Benefit accruals under the defined benefit formula were frozen for most employees (but not for eligible agents) effective December 31, 1994. In their place, the Company plans to adopt a defined benefit cash balance formula, under which the Company would annually provide a contribution to each eligible employee as a percentage of that employee's salary, similar to a defined contribution plan arrangement. Employees would then be allowed to direct the investment of their awards and to borrow against them. Adoption of the defined benefit cash balance formula is subject to the resolution of certain technical and design issues, and may be subject to receipt of a favorable determination letter from the IRS that the Company's pension plans, as amended to reflect the cash balance formula, will continue to satisfy the requirements of Section 401(a) of the Internal Revenue Code. The Company's funding policy is to contribute annually the minimum contribution determined using the net unit credit cost method and applicable regulations of the Employee Retirement Income Security Act of 1974. The Company's accounting policy follows FASB Statement No. 87, "Employers' Accounting for Pensions".

Components of net pension expense (benefit) for the years ended December 31, were as follows:

(In thousands)                                        1994         1993         1992
                                                      ----         ----         ----
Service cost - benefits earned during the year      $  5,403     $  3,980     $  3,222
Interest accrued on projected benefit
 obligations                                          11,706       11,675        9,948
Actual return on plan assets                          (1,671)     (13,942)     (13,071)
Net amortization and deferral                        (10,399)         302       (1,192)
                                                    --------     --------     --------
  Net pension expense (benefit)                     $  5,039     $  2,015     $ (1,093)
                                                    --------     --------     --------
                                                    --------     --------     --------

              STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The following table summarizes the status as of December 31, of the Company's pension plans. The plans' assets exceeded accumulated benefits. The net pension asset is included in the statement of financial position with Other Assets.

(In thousands)                                                       1994         1993
                                                                     ----         ----
Actuarial present value of benefit obligations:
 Vested benefit obligation                                         $140,230     $153,244
                                                                   --------     --------
                                                                   --------     --------
 Accumulated benefit obligation                                    $141,727     $154,058
                                                                   --------     --------
                                                                   --------     --------
Pension asset included in Other Assets:
Projected benefit obligation for service rendered to date          $153,334     $171,506
 Plan assets at fair value                                          154,209      161,224
                                                                   --------     --------
 Plan assets in excess (deficit) of projected benefit obligation        875      (10,282)
 Unrecognized net loss from past experience                          41,438       45,945
 Unrecognized prior service cost                                    (12,568)         403
 Unamortized transition asset                                       (18,184)     (19,466)
                                                                   --------     --------
Net pension asset                                                  $ 11,561     $ 16,600
                                                                   --------     --------
                                                                   --------     --------

Determination of the projected benefit obligation was based on a weighted average discount rate of 8.5% in 1994 and 7% in 1993. The assumed long-term rate of return on plan assets was 9% for both years. The actuarial present value of the projected benefit obligation was determined using assumed rates of increase in future compensation levels ranging from 5.5% to 6% for both years. Updated mortality tables were used in 1993 to reflect the longer life expectancy of retirees. Plan assets are invested primarily in various separate accounts and the general account of State Mutual.

The Company has a Profit Sharing and 401(k) Plan for which substantially all employees are eligible. The Company also has a similar integrated defined contribution plan for substantially all of its agents. Effective for plan years beginning after 1994, the profit sharing formula for employees has been discontinued and a 401(k) match feature has been added to the continuing 401(k) plan for the employees.

NOTE 9 - OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees and dependents, under a plan sponsored by State Mutual. Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. The medical plans have varying copayments and deductibles, depending on the plan. This plan is unfunded.

Effective January 1, 1993, the Company adopted the statutory accounting policy for employers' accounting for postretirement benefits other than pensions for its postretirement benefit plans. The accounting policy requires companies to recognize the estimated future cost of providing health and other postretirement benefits on an accrual basis. Previously, such costs were generally recognized as an expense when paid. The Company elected to immediately record the transition obligation in the amount of $23,495 thousand as a direct charge to contingency reserves. The cost for benefits earned during 1993, subsequent to adoption, and charged to operating expenses was approximately $1,600 thousand more than the expense that would have been recorded under the previous accounting method.

                  STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The status of the Company's plan at December 31, was as follows:

(In thousands)                                                    1994      1993
                                                                  ----      ----
Accumulated postretirement benefit obligation:
 Retirees                                                         $20,156  $21,143
 Active employees eligible to retire                                7,512    5,806
                                                                  -------  -------
Accumulated postretirement benefit obligation accrued              27,668   26,949
Unrecognized actuarial loss                                          (772)  (1,800)
                                                                  -------  -------
Net postretirement benefit liability                              $26,896  $25,149
                                                                  -------  -------
                                                                  -------  -------

The components of net periodic postretirement benefit expense for the years ended December 31, 1994 and 1993 are as follows:


(In thousands)                                                      1994       1993
                                                                    ----       ----
Service cost                                                       $1,291    $1,400
Interest cost on accumulated postretirement benefit obligation      2,051     1,932
Amortization of unrecognized (gain) loss                              214        --
                                                                   ------    ------
Net periodic postretirement benefit expense                        $3,556    $3,332
                                                                   ------    ------
                                                                   ------    ------

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1994, health care costs were assumed to increase 11%, declining thereafter to an ultimate rate of 6% over seven years. At
December 31, 1993, health care costs were assumed to increase 12%, declining to an ultimate rate of 5.5% over eight years. The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 8.5% and 7.0% at December 31, 1994 and 1993, respectively.

For purposes of measuring the accumulated postretirement benefit obligation at January 1, 1993 (the transition adjustment), health care costs were assumed to increase 15% for pre-1965 retirees and 13% for post-1965 retirees, declining thereafter to 6% over 10 years for pre-1965 retirees and 8 years for post-1965 retirees. The weighted average discount rate used in determining the accumulated postretirement benefit obligation at January 1, 1993 was 8.5%.

The health care costs trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rate by 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 1994 by $1,800 thousand, and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 1994 by $265 thousand.

NOTE 10 - CONTINGENCY RESERVES

Other adjustments to contingency reserves for the years ended December 31 are as follows:

(In thousands)                                                   1994          1993     1992
                                                                 ----          ----     ----
Change in non-admitted assets:
 Demutualization costs                                         $(10,299)    $ (4,000)  $   --
 Other                                                           (3,711)         171     (372)
                                                               --------     --------   ------
 Total change in non-admitted assets                            (14,010)      (3,829)    (372)
Transition adjustment for post retirement benefit obligation         --      (23,495)      --
Prior year taxes                                                 (3,383)     (13,915)      --
Prior year expense                                              (13,827)          --       --
FAS 87 adjustment for non-qualified pension plans                (7,132)          --       --
Other miscellaneous changes                                      (2,263)         406    2,202
                                                               --------     --------   ------
  Total other adjustments                                      $(40,615)    $(40,833)  $1,830
                                                               --------     --------   ------
                                                               --------     --------   ------

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 11 - REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended
December 31, is as follows:

(In thousands)                                            1994       1993       1992
                                                          ----       ----       ----
Reinsurance premiums assumed                            $ 62,127    $40,289   $ 35,679
Reinsurance premiums ceded                              $105,142    $81,545   $ 64,366
Deduction from insurance liability
 including reinsurance recoverable on unpaid claims     $ 90,244    $83,768   $106,774

The Company assumes from SMA Life approximately 10% of the individual life business of SMA Life. Premiums assumed by State Mutual aggregated $7,771 thousand, $9,000 thousand and $9,586 thousand in 1994, 1993 and 1992, respectively. The Company also has entered into reinsurance agreements whereby the Company cedes to SMA Life certain insurance risks related to individual accident and health business, premium income and related expenses. Premiums ceded pursuant to these agreements aggregated $3,788 thousand, $4,190 thousand and $4,614 thousand in 1994, 1993 and 1992, respectively.

NOTE 12 - DIVIDEND RESTRICTIONS

Delaware, New Hampshire and Michigan have enacted laws governing the payment of dividends and other distributions to stockholders by insurers. These laws affect the dividend paying ability of SMA Life, Hanover and Citizens, respectively.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the
preceding calendar year (if such insurer is not a life company).   Any
dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. While SMA Life is currently operating on a profitable basis, it has a negative earned surplus position and, accordingly, is precluded from paying dividends to State Mutual without the approval of the Delaware Commissioner of Insurance.

Pursuant to New Hampshire's statute, extraordinary dividends and other distributions may only be paid from statutory policyholders' surplus, excluding dividends paid, as of the December 31st preceding. An extraordinary dividend or distribution includes any dividend or distribution of cash or other property, whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds 10% of such insurers surplus as regards policyholders as of December 31, next preceding. Based on the 1994 statutory financial statements of Hanover, the maximum dividend that may be paid to Allmerica P&C at January 1, 1995 without prior approval from the New Hampshire Commissioner of Insurance is $92,400 thousand.

Under the Michigan Insurance Code, cash dividends may be paid by Citizens only from earnings and policyholders' surplus. In addition, a Michigan insurer may not pay an "extraordinary" dividend to its stockholders without prior approval of the Michigan Insurance Commissioner. An extraordinary dividend or distribution is defined as a dividend or distribution of cash or other property whose fair market value, together with that of other dividends and distributions made within the preceding 12 months, exceeds the greater of 10% of policyholders' surplus as of December 31 of the preceding year or the statutory net income less realized gains, for the immediately preceding calendar year. At January 1, 1995, Citizens could pay dividends of $32,700 thousand without approval of the Michigan Insurance Commissioner.

                  STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 13 - LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
            STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1994

------------------------------------------------------------------------------------------------------------
                                                                SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                                     1              2            3
------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust . . . . .    $   972,150    $   518,552   $  1,820,103
Investment in shares of Fidelity Variable
  Insurance Products Fund. . . . . . . . . . . . . . . . . .         --             --             --
Investment in shares of Delaware Group Premium Fund, Inc.. .         --             --             --
Receivable from State Mutual Life Assurance
    Company of America (Sponsor) . . . . . . . . . . . . . .         11,181         --             54,235
                                                                -----------    -----------   ------------
      Total assets . . . . . . . . . . . . . . . . . . . . .        983,331        518,552      1,874,338

LIABILITIES:
Payable to State Mutual Life Assurance
    Company of America (Sponsor) . . . . . . . . . . . . . .         --              7,634         --
                                                                -----------    -----------   ------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . .    $   983,331    $   510,918   $  1,874,338
                                                                -----------    -----------   ------------
                                                                -----------    -----------   ------------

Net asset distribution by category:
  Qualified variable annuity policies. . . . . . . . . . . .    $   680,474    $   339,157   $  1,150,594
  Non-qualified variable annuity policies. . . . . . . . . .        292,857        171,761        721,178
  Value of investment by State Mutual Life Assurance
    Company of America (Sponsor) . . . . . . . . . . . . . .         --             --             --
  Value of annuitant mortality fluctuation reserve . . . . .         10,000         --              2,566
                                                                -----------    -----------   ------------
                                                                $   983,331    $   510,918   $  1,874,338
                                                                -----------    -----------   ------------
                                                                -----------    -----------   ------------


Qualified units outstanding, December 31, 1994 . . . . . . .        655,669        342,469      1,127,845
Net asset value per qualified unit, December 31, 1994. . . .    $  1.037832    $   .990330    $  1.020170
Non-qualified units outstanding, December 31, 1994 . . . . .        291,817        173,438        709,435
Net asset value per non-qualified unit, December 31, 1994. .    $  1.037832    $   .990330    $  1.020170



The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                                              SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                                   4              5             6               7             8

------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust . . . . .  $   195,897    $   362,672   $  1,238,921    $   429,197   $   850,379
Investment in shares of Fidelity Variable
  Insurance Products Fund. . . . . . . . . . . . . . . . . .       --             --             --             --            --
Investment in shares of Delaware Group Premium Fund, Inc.. .       --             --             --             --            --
Receivable from State Mutual Life Assurance
    Company of America (Sponsor) . . . . . . . . . . . . . .          107         --                999            575         6,101
                                                              -----------    -----------   ------------    -----------   -----------
      Total assets . . . . . . . . . . . . . . . . . . . . .      196,004        632,672      1,239,920        429,772       856,480

LIABILITIES:
Payable to State Mutual Life Assurance
    Company of America (Sponsor) . . . . . . . . . . . . . .       --                437         --             --            --
                                                              -----------    -----------   ------------    -----------   -----------
    Net assets . . . . . . . . . . . . . . . . . . . . . . .  $   196,004    $   362,235   $  1,239,920    $   429,772   $   865,480
                                                              -----------    -----------   ------------    -----------   -----------
                                                              -----------    -----------   ------------    -----------   -----------

Net asset distribution by category:
  Qualified variable annuity policies. . . . . . . . . . . .  $   152,187    $   255,781   $    928,652    $   295,412   $   654,479
  Non-qualified variable annuity policies. . . . . . . . . .       43,670        106,454        311,268        134,360       201,101
  Value of investment by State Mutual Life Assurance
    Company of America (Sponsor) . . . . . . . . . . . . . .       --             --             --             --            --
  Value of annuitant mortality fluctuation reserve . . . . .          147         --             --             --               900
                                                              -----------    -----------   ------------    -----------   -----------
                                                              $   196,004    $   362,235   $  1,239,920    $   429,772   $   856,480
                                                              -----------    -----------   ------------    -----------   -----------
                                                              -----------    -----------   ------------    -----------   -----------


Qualified units outstanding, December 31, 1994 . . . . . . .      147,037        256,075        907,328        279,415       635,390
Net asset value per qualified unit, December 31, 1994. . . .  $  1.035022    $   .998849   $   1.023501    $  1.057252   $  1.030043
Non-qualified units outstanding, December 31, 1994 . . . . .       42,335        106,576        304,121        127,084       196,110
Net asset value per non-qualified unit, December 31, 1994. .  $  1.035022    $   .998849   $   1.023501    $  1.057252   $  1.030043


                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
      STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1994 , Continued

--------------------------------------------------------------------------------------------------------------
                                                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                     9             11              20
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust . . . . .    $   775,065    $   425,310         --
Investment in shares of Fidelity Variable
Insurance Products Fund. . . . . . . . . . . . . . . . . . .         --             --             --
Investment in shares of Delaware Group Premium Fund, Inc.. .         --             --        $   663,177
Receivable from State Mutual Life Assurance
   Company of America(Sponsor) . . . . . . . . . . . . . . .            102          1,037         --
                                                                -----------    -----------    -----------
      Total assets . . . . . . . . . . . . . . . . . . . . .        775,167        426,347        663,177

LIABILITIES:
Payable to State Mutual Life Assurance
   Company of America (Sponsor). . . . . . . . . . . . . . .         --             --                120
                                                                -----------    -----------    -----------
   Net assets. . . . . . . . . . . . . . . . . . . . . . . .    $   775,167    $   426,347    $   663,057
                                                                -----------    -----------    -----------
                                                                -----------    -----------    -----------

Net asset distribution by category:
   Qualified variable annuity policies . . . . . . . . . . .    $   515,407    $   304,610    $   506,409
   Non-qualified variable annuity policies . . . . . . . . .        259,760        121,641        156,648
   Value of investment by State Mutual Life Assurance
      Company of America (Sponsor) . . . . . . . . . . . . .         --                 96         --
   Value of annuitant mortality fluctuation reserve. . . . .         --             --             --
                                                                -----------    -----------    -----------
                                                                $   775,167    $   426,347    $   663,057
                                                                -----------    -----------    -----------
                                                                -----------    -----------    -----------


Qualified units outstanding, December 31, 1994 . . . . . . .        528,288        318,622        509,770
Net asset value per qualified unit, December 31, 1994. . . .    $   .975617    $   .956023    $   .993406
Non-qualified units outstanding, December 31, 1994 . . . . .        266,252        127,337        157,688
Net asset value per non-qualified unit, December 31, 1994. .    $   .975617    $   .956023    $   .993406



The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                                              SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                                  102            103           104             105           106
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust . . . . .      --             --             --             --             --
Investment in shares of Fidelity Variable
Insurance Products Fund. . . . . . . . . . . . . . . . . . . $   981,552   $  2,376,952   $  2,087,030   $  1,658,744   $  1,220,769
Investment in shares of Delaware Group Premium Fund, Inc.. .      --             --             --             --             --
Receivable from State Mutual Life Assurance
   Company of America(Sponsor) . . . . . . . . . . . . . . .      --             --             --              1,279          1,371
                                                             -----------   ------------   ------------   ------------   ------------
      Total assets . . . . . . . . . . . . . . . . . . . . .     981,552      2,376,952      2,087,030      1,660,023      1,222,140

LIABILITIES:
Payable to State Mutual Life Assurance
   Company of America (Sponsor). . . . . . . . . . . . . . .         743            128            182         --             --
                                                             -----------   ------------   ------------   ------------   ------------
   Net assets. . . . . . . . . . . . . . . . . . . . . . . .  $  980,809   $  2,376,824   $  2,086,848   $  1,660,023   $  1,222,140
                                                             -----------   ------------   ------------   ------------   ------------
                                                             -----------   ------------   ------------   ------------   ------------
Net asset distribution by category:
   Qualified variable annuity policies . . . . . . . . . . .  $  666,823   $  1,754,818   $  1,570,570   $  1,230,570     $  930,402
   Non-qualified variable annuity policies . . . . . . . . .     313,986        622,006        516,278        429,453        291,640
   Value of investment by State Mutual Life Assurance
      Company of America (Sponsor) . . . . . . . . . . . . .      --             --             --             --                 98
   Value of annuitant mortality fluctuation reserve. . . . .      --             --             --             --             --
                                                             -----------   ------------   ------------   ------------   ------------
                                                              $  980,809   $  2,376,824   $  2,086,848   $  1,660,023   $  1,222,140
                                                             -----------   ------------   ------------   ------------   ------------
                                                             -----------   ------------   ------------   ------------   ------------


Qualified units outstanding, December 31, 1994 . . . . . . .     669,760      1,634,853      1,462,759      1,257,975        943,808
Net asset value per qualified unit, December 31, 1994. . . .  $  .995616    $  1.073380    $  1.073704     $  .978215     $  .985796
Non-qualified units outstanding, December 31, 1994 . . . . .     315,368        579,483        480,838        439,017        295,942
Net asset value per non-qualified unit, December 31, 1994. .  $  .995616    $  1.073380    $  1.073704     $  .978215     $  .985796


                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
         Statements of Operations For the Period Ended December 31, 1994

------------------------------------------------------------------------------------------------------------
                                                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                    1(b)           2(b)           3(a)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . .    $    54,777    $    18,733    $    38,940


EXPENSES:
   Mortality and expense risk fees . . . . . . . . . . . . .          4,457          3,099         10,692
   Administrative expense charges. . . . . . . . . . . . . .            713            496          1,711
                                                                -----------    -----------    -----------
     Total expenses. . . . . . . . . . . . . . . . . . . . .          5,170          3,595         12,403
                                                                -----------    -----------    -----------

   Net investment income (loss). . . . . . . . . . . . . . .         49,607         15,138         26,537
                                                                -----------    -----------    -----------


REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain(loss) . . . . . . . . . . . . . . . . .            392           (586)        --
   Net unrealized gain (loss). . . . . . . . . . . . . . . .        (46,118)       (16,926)        --
                                                                -----------    -----------    -----------

   Net realized and unrealized gain (loss) on investments. .        (45,726)       (17,512)        --
                                                                -----------    -----------    -----------

   Net increase(decrease) in net assets from operations. . .    $     3,881    $    (2,374)   $    26,537
                                                                -----------    -----------    -----------
                                                                -----------    -----------    -----------

   (a) For the period April 7, 1994 (date of initial investment) to December 31, 1994.
   (b) For the period April 19, 1994 (date of initial investment) to December 31, 1994.
   (c) For the period April 20, 1994 (date of initial investment) to December 31, 1994.
   (d) For the period May 17, 1994 (date of initial investment) to December 31, 1994.

The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                 4(c)            5(b)          6(b)          7(b)           8(b)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . $     4,688    $    15,249        --       $      1,296   $     29,753

EXPENSES:
   Mortality and expense risk fees . . . . . . . . . . . . .         615          3,161   $     5,383          1,121          3,753
   Administrative expense charges. . . . . . . . . . . . . .          98            506           861            179            600
                                                             -----------    -----------   -----------   ------------   ------------
     Total expenses. . . . . . . . . . . . . . . . . . . . .         713          3,667         6,244          1,300          4,353
                                                             -----------    -----------   -----------   ------------   ------------

   Net investment income (loss). . . . . . . . . . . . . . .       3,975         11,582        (6,244)            (4)        25,400
                                                             -----------    -----------   -----------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain(loss) . . . . . . . . . . . . . . . . .       4,000           (886)        4,089            652          1,061
   Net unrealized gain (loss). . . . . . . . . . . . . . . .      (3,332)       (11,809)       12,262         (4,851)       (32,278)
                                                             -----------    -----------   -----------   ------------   ------------

   Net realized and unrealized gain (loss) on investments. .         668        (12,695)       16,351         (4,199)       (31,217)
                                                             -----------    -----------   -----------   ------------   ------------

   Net increase(decrease) in net assets from operations. . . $     4,643    $    (1,113)  $    10,107   $     (4,203)  $     (5,817)
                                                             -----------    -----------   -----------   ------------   ------------
                                                             -----------    -----------   -----------   ------------   ------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
   STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 1994, CONTINUED

------------------------------------------------------------------------------------------------------------
                                                               SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                                   9(b)          11(d)           20(b)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . .   $      3,411   $        933             --


EXPENSES:
   Mortality and expense risk fees . . . . . . . . . . . . .          3,758          1,288   $      2,488
   Administrative expense charges. . . . . . . . . . . . . .            601            206            398
                                                               ------------   ------------   ------------
     Total expenses. . . . . . . . . . . . . . . . . . . . .          4,359          1,494          2,886
                                                               ------------   ------------   ------------

   Net investment income (loss). . . . . . . . . . . . . . .           (948)          (561)        (2,886)
                                                               ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain(loss) . . . . . . . . . . . . . . . . .          1,342            298            131
   Net unrealized gain (loss). . . . . . . . . . . . . . . .        (15,300)       (11,470)       (13,121)
                                                               ------------   ------------   ------------

   Net realized and unrealized gain (loss) on investments. .        (13,958)       (11,172)       (12,990)
                                                               ------------   ------------   ------------

   Net increase(decrease) in net assets from operations. . .   $    (14,906)  $    (11,733)  $    (15,876)
                                                               ------------   ------------   ------------
                                                               ------------   ------------   ------------


  (a) For the period April 7, 1994 (date of initial investment) to December 31, 1994.
  (b) For the period April 19, 1994 (date of initial investment) to December 31, 1994.
  (c) For the period April 20, 1994 (date of initial investment) to December 31, 1994.
  (d) For the period May 17, 1994 (date of initial investment) to December 31, 1994.

The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                                102(b)         103(b)        104(b)          105(b)        106(d)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . .        --        $    25,827          --             --      $       347


EXPENSES:
   Mortality and expense risk fees . . . . . . . . . . . .   $     5,273         11,001    $    10,099    $     7,434         4,777
   Administrative expense charges. . . . . . . . . . . . .           844          1,760          1,616          1,189           764
                                                             -----------    -----------    -----------    -----------   -----------
     Total expenses. . . . . . . . . . . . . . . . . . . .         6,117         12,761         11,715          8,623         5,541
                                                             -----------    -----------    -----------    -----------   -----------

   Net investment income (loss). . . . . . . . . . . . . .        (6,117)        13,066        (11,715)        (8,623)       (5,194)
                                                             -----------    -----------    -----------    -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain(loss) . . . . . . . . . . . . . . . .          (664)           854          5,749          2,088           868
   Net unrealized gain (loss). . . . . . . . . . . . . . .        (3,688)        26,109        100,347        (40,454)      (29,753)
                                                             -----------    -----------    -----------    -----------   -----------

   Net realized and unrealized gain (loss) on investments.        (4,352)        26,963        106,096        (38,366)      (28,885)
                                                             -----------    -----------    -----------    -----------   -----------

   Net increase(decrease) in net assets from operations. .   $   (10,469)   $    40,029    $    94,381    $   (46,989)  $   (34,079)
                                                             -----------    -----------    -----------    -----------   -----------
                                                             -----------    -----------    -----------    -----------   -----------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
                       STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------
                                                                SUB-ACCOUNT 1          SUB-ACCOUNT 2         SUB-ACCOUNT 3
                                                                FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD
                                                            4/19/94* TO 12/31/94   4/19/94* TO 12/31/94   4/07/94* TO 12/31/94
------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . .   $     49,607           $     15,138          $     26,537
  Net realized gain (loss) from security transactions. . . .            392                   (586)                --
  Net unrealized gain (loss) on investments. . . . . . . . .        (46,118)               (16,926)                --
                                                               ------------           ------------          ------------
  Net increase (decrease) in net assets from operations. . .          3,881                 (2,374)               26,537

FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . . . . . . . .        381,420                430,088             4,871,352
  Terminations . . . . . . . . . . . . . . . . . . . . . . .         (3,145)                (1,690)              (24,228)
  Annuity benefits . . . . . . . . . . . . . . . . . . . . .         (6,031)                  --                    --
  Other transfers from (to) the General Account of State
    Mutual Life Assurance Company of America (Sponsor) . . .        607,206                 84,894            (2,999,323)
  Net increase in investment by State Mutual Life
    Assurance Company of America (Sponsor) . . . . . . . . .             --                   --                    --
                                                               ------------           ------------          ------------
  Net increase in net assets from capital transactions . . .        979,450                513,292             1,847,801
                                                               ------------           ------------          ------------

  Net increase in net assets . . . . . . . . . . . . . . . .        983,331                510,918             1,874,338

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . .             --                  --                    --
                                                               ------------           ------------          ------------
  End of period. . . . . . . . . . . . . . . . . . . . . . .   $    983,331           $    510,918          $  1,874,338
                                                               ------------           ------------          ------------
                                                               ------------           ------------          ------------

* Date of initial investment.


The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                                 4              5              6              7             8
                                                              FOR THE        FOR THE        FOR THE        FOR THE       FOR THE
                                                               PERIOD         PERIOD         PERIOD         PERIOD        PERIOD
                                                              4/20/94*       4/19/94*       4/19/94*       4/19/94*      4/19/94*
                                                            TO 12/31/94    TO 12/31/94    TO 12/31/94    TO 12/31/94   TO 12/31/94
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . .  $      3,975   $     11,582   $     (6,244)  $         (4) $     25,400
  Net realized gain (loss) from security transactions. . .         4,000           (886)         4,089            652         1,061
  Net unrealized gain (loss) on investments. . . . . . . .        (3,332)       (11,809)        12,262         (4,851)      (32,278)
                                                            ------------   ------------   ------------   ------------  ------------
  Net increase (decrease) in net assets from operations. .         4,643         (1,113)        10,107         (4,203)       (5,817)

FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . . . . . . .       162,129        427,469        649,463        201,920       498,623
  Terminations . . . . . . . . . . . . . . . . . . . . . .       (96,923)          (658)       (80,593)          (261)       (5,393)
  Annuity benefits . . . . . . . . . . . . . . . . . . . .        --             --             --             --            (4,239)
  Other transfers from (to) the General Account of State
    Mutual Life Assurance Company of America (Sponsor) . .       126,155        (63,463)       660,943        232,316       373,306
  Net increase in investment by State Mutual Life
    Assurance Company of America (Sponsor) . . . . . . . .        --             --             --             --            --
                                                            ------------   ------------   ------------   ------------  ------------
  Net increase in net assets from capital transactions . .       191,361        363,348      1,229,813        433,975       862,297
                                                            ------------   ------------   ------------   ------------  ------------

  Net increase in net assets . . . . . . . . . . . . . . .       196,004        362,235      1,239,920        429,772       856,480

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . .        --             --             --             --            --
                                                            ------------   ------------   ------------   ------------  ------------
  End of period. . . . . . . . . . . . . . . . . . . . . .  $    196,004   $    362,235   $  1,239,920   $    429,772  $    856,480
                                                            ------------   ------------   ------------   ------------  ------------
                                                            ------------   ------------   ------------   ------------  ------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
                 STATEMENTS OF CHANGES IN NET ASSETS, Continued

-----------------------------------------------------------------------------------------------------------------------------
                                                              SUB-ACCOUNT 9          SUB-ACCOUNT 11        SUB-ACCOUNT 20
                                                              FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD
                                                           4/19/94* TO 12/31/94   5/17/94* TO 12/31/94  4/19/94* TO 12/31/94
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . .   $       (948)          $       (561)         $     (2,886)
  Net realized gain (loss) from security transactions. . . .          1,342                    298                   131
  Net unrealized gain (loss) on investments. . . . . . . . .        (15,300)               (11,470)              (13,121)
                                                               ------------           ------------          ------------
  Net increase (decrease) in net assets from operations. . .        (14,906)               (11,733)              (15,876)

FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . . . . . . . .        525,737                162,604               366,840
  Terminations . . . . . . . . . . . . . . . . . . . . . . .        (49,421)                (1,907)                 (593)
  Annuity benefits . . . . . . . . . . . . . . . . . . . . .          --                     --                    --
  Other transfers from (to) the General Account of State
    Mutual Life Assurance Company of America (Sponsor) . . .        313,757                277,283               312,686
  Net increase in investment by State Mutual Life
    Assurance Company of America (Sponsor) . . . . . . . . .          --                    100                    --
                                                               ------------           ------------          ------------
  Net increase in net assets from capital transactions . . .        790,073                438,080               678,933
                                                               ------------           ------------          ------------

  Net increase in net assets . . . . . . . . . . . . . . . .        775,167                426,347               663,057

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . .          --                     --                    --
                                                               ------------           ------------          ------------
  End of period. . . . . . . . . . . . . . . . . . . . . . .   $    775,167           $    426,347          $    663,057
                                                               ------------           ------------          ------------
                                                               ------------           ------------          ------------

* Date of initial investment.


The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                                102            103            104            105           106
                                                              FOR THE        FOR THE        FOR THE        FOR THE       FOR THE
                                                               PERIOD         PERIOD         PERIOD         PERIOD        PERIOD
                                                              4/19/94*       4/19/94*       4/19/94*       4/19/94*      5/17/94*
                                                            TO 12/31/94    TO 12/31/94    TO 12/31/94    TO 12/31/94   TO 12/31/94
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . .  $     (6,117)  $     13,066   $    (11,715)  $     (8,623) $     (5,194)
  Net realized gain (loss) from security transactions. . .          (664)           854          5,749          2,088           868
  Net unrealized gain (loss) on investments. . . . . . . .        (3,688)        26,109        100,347        (40,454)      (29,753)
                                                            ------------   ------------   ------------   ------------  ------------
  Net increase (decrease) in net assets from operations. .       (10,469)        40,029         94,381        (46,989)      (34,079)

FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . . . . . . .       616,980      1,446,222      1,197,494      1,016,204       695,313
  Terminations . . . . . . . . . . . . . . . . . . . . . .        (1,996)        (9,095)       (82,084)       (99,805)      (95,828)
  Annuity benefits . . . . . . . . . . . . . . . . . . . .        (1,265)        (1,307)        (1,348)        --            (1,288)
  Other transfers from (to) the General Account of State
    Mutual Life Assurance Company of America (Sponsor) . .       377,559        900,975        878,405        790,613       657,922
  Net increase in investment by State Mutual Life
    Assurance Company of America (Sponsor) . . . . . . . .        --             --             --             --               100
                                                            ------------   ------------   ------------   ------------  ------------
  Net increase in net assets from capital transactions . .       991,278      2,336,795      1,992,467      1,707,012     1,256,219
                                                            ------------   ------------   ------------   ------------  ------------

  Net increase in net assets . . . . . . . . . . . . . . .       980,809      2,376,824      2,086,848      1,660,023     1,222,140

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . .        --             --             --             --            --
                                                            ------------   ------------   ------------   ------------  ------------
  End of period. . . . . . . . . . . . . . . . . . . . . .  $    980,809   $  2,376,824   $  2,086,848   $  1,660,023  $  1,222,140
                                                            ------------   ------------   ------------   ------------  ------------
                                                            ------------   ------------   ------------   ------------  ------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
                NOTES TO FINANCIAL STATEMENTS - December 31, 1994

NOTE 1 - ORGANIZATION

  Separate Account VA-K - ExecAnnuity Plus (VA-K) is a separate investment account of State Mutual Life Assurance Company of America (the Company). VA-K was established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. Under applicable insurance law, the assets and liabilities of VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. VA-K cannot be charged with liabilities arising out of any other business of the Company.

  VA-K is registered as a unit investment trust under the Investment Company
Act of 1940, as amended (the 1940 Act). VA-K currently offers sixteen Sub-Accounts under the ExecAnnuity Plus policies. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of the Company, of the Variable Insurance Products Fund
(VIPF) or of the Variable Insurance Products Fund II (VIPF II) managed by Fidelity Management & Research Company (Fidelity Management), or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisors, LTD. The Trust, VIPF, VIPF II and DGPF are open-end, diversified series management investment companies registered under the 1940 Act.

  Separate Account VA-K has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  Investments - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, VIPF, VIPF II, or DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, VIPF, VIPF II, or DGPF at net asset value.

  Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated Federal Income Tax return. The Company anticipates no tax liability resulting from the operations of VA-K. Therefore, no provision for income taxes has been charged against VA-K.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued

  Annuitant Mortality Fluctuation Reserve - A strengthening reserve required for doing business in the state of New York. The purpose of the reserve is to provide for future mortality experience which is less favorable than that assumed in pricing the annuity. This reserve is funded by the Company.

NOTE 3 - INVESTMENTS

  The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, VIPF, VIPF II and DGPF at December 31, 1994 were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                  PORTFOLIO INFORMATION
 SUB-        INVESTMENT                              NUMBER OF          AGGREGATE           NET ASSET
ACCOUNT       PORTFOLIO                               SHARES              COST           VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
          Allmerica Investment Trust:
    1     Growth                                        535,915         $1,018,268            $1.814
    2     Investment Grade Income                       512,403            535,478             1.012
    3     Money Market                                1,820,103          1,820,103             1.000
    4     Equity Index                                  133,445            199,229             1.468
    5     Government Bond                               363,763            374,481             0.997
    6     Select Aggressive Growth                      886,844          1,226,659             1.397
    7     Select Growth                                 390,534            434,048             1.099
    8     Select Growth and Income                      828,023            882,657             1.027
    9     Small Cap Value                               711,722            790,365             1.089
   11     Select International Equity                   441,651            436,780             0.963

          Delaware Group Premium Fund:
   20     International Equities                         55,964            676,298            11.850

          Fidelity Variable Insurance Products Fund:
  102     High Income                                    91,222            985,240            10.760
  103     Equity Income                                 154,850          2,350,843            15.350
  104     Growth                                         96,221          1,986,683            21.690
  105     Overseas                                      105,855          1,699,198            15.670

          Fidelity Variable Insurance Products Fund II:
  106     Asset Manager                                  88,526          1,250,522            13.790

NOTE 4 - RELATED PARTY TRANSACTIONS

  The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .20% per annum based on the average daily net assets of each Sub-Account for administrative

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued

expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis. Net purchase payments represent gross purchase payments less applicable premium taxes.

  A policy fee is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less. The policy fee is the lesser of $30 or 3% of the Accumulated Value under the Policy on the policy anniversary or full surrender date. The policy fee is waived for policies originally issued as part of a 401(k) plan. For the period ended December 31, 1994, there were no policy fees deducted from accumulated value in VA-K.

  Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of VA-K, and does not receive any compensation for sales of the VA-K - ExecAnnuity Plus policies. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

  Transactions from policyowners and sponsor were as follows:

--------------------------------------------------------------------------------
                                                PERIOD ENDED DECEMBER 31, 1994
                                                UNITS                   AMOUNT
--------------------------------------------------------------------------------
Sub-Account 1
Issuance of units. . . . . . . . . . . .        973,635         $     1,006,438
Redemption of units. . . . . . . . . . .        (26,149)                (26,988)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .        947,486         $       979,450
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 2
Issuance of units. . . . . . . . . . . .        588,988         $       585,916
Redemption of units. . . . . . . . . . .        (73,081)                (72,624)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .        515,907         $       513,292
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 3
Issuance of units. . . . . . . . . . . .      6,253,765         $     6,314,460
Redemption of units. . . . . . . . . . .     (4,416,485)             (4,466,659)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .      1,837,280         $     1,847,801
                                             ----------         ---------------
                                             ----------         ---------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued

--------------------------------------------------------------------------------
                                                PERIOD ENDED DECEMBER 31, 1994
                                                UNITS                   AMOUNT
--------------------------------------------------------------------------------
Sub-Account 4
Issuance of units. . . . . . . . . . . .        280,383         $       288,284
Redemption of units. . . . . . . . . . .        (91,011)                (96,923)
                                             ----------         ---------------
Net increase.. . . . . . . . . . . . . .        189,372         $       191,361
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 5
Issuance of units. . . . . . . . . . . .        607,981         $       609,311
Redemption of units. . . . . . . . . . .       (245,330)               (245,963)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .        362,651         $       363,348
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 6
Issuance of units. . . . . . . . . . . .      1,324,942         $     1,348,185
Redemption of units. . . . . . . . . . .       (113,493)               (118,372)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .      1,211,449         $     1,229,813
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 7
Issuance of units. . . . . . . . . . . .        409,429         $       437,108
Redemption of units. . . . . . . . . . .         (2,930)                 (3,133)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .        406,499         $       433,975
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 8
Issuance of units. . . . . . . . . . . .        880,523         $       914,669
Redemption of units. . . . . . . . . . .        (49,023)                (52,372)
                                             ----------         ---------------
Net increase.. . . . . . . . . . . . . .        831,500         $       862,297
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 9
Issuance of units. . . . . . . . . . . .        852,043         $       848,505
Redemption of units. . . . . . . . . . .        (57,503)                (58,432)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .        794,540         $       790,073
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 11
Issuance of units. . . . . . . . . . . .        462,096         $       454,346
Redemption of units. . . . . . . . . . .        (16,137)                (16,266)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .        445,959         $       438,080
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 20
Issuance of units. . . . . . . . . . . .        669,162         $       680,672
Redemption of units. . . . . . . . . . .         (1,704)                 (1,739)
                                             ----------         ---------------
Net increase.. . . . . . . . . . . . . .        667,458         $       678,933
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 102
Issuance of units. . . . . . . . . . . .      1,067,892         $     1,073,365
Redemption of units. . . . . . . . . . .        (82,764)                (82,087)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .        985,128         $       991,278
                                             ----------         ---------------
                                             ----------         ---------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued

--------------------------------------------------------------------------------
                                              PERIOD ENDED DECEMBER 31, 1994
                                              UNITS                   AMOUNT
--------------------------------------------------------------------------------
Sub-Account 103
Issuance of units. . . . . . . . . . . .      2,278,130         $     2,405,685
Redemption of units. . . . . . . . . . .        (63,794)                (68,890)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .      2,214,336         $     2,336,795
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 104
Issuance of units. . . . . . . . . . . .      2,098,856         $     2,155,899
Redemption of units. . . . . . . . . . .       (155,259)               (163,432)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .      1,943,597         $     1,992,467
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 105
Issuance of units. . . . . . . . . . . .      1,822,426         $     1,836,371
Redemption of units. . . . . . . . . . .       (125,434)               (129,359)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .      1,696,992         $     1,707,012
                                             ----------         ---------------
                                             ----------         ---------------

Sub-Account 106
Issuance of units. . . . . . . . . . . .      1,396,465         $     1,415,396
Redemption of units. . . . . . . . . . .       (156,715)               (159,177)
                                             ----------         ---------------
Net increase . . . . . . . . . . . . . .      1,239,750         $     1,256,219
                                             ----------         ---------------
                                             ----------         ---------------

NOTE 6 - DIVERSIFICATION REQUIREMENTS

  Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

  The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that VA-K satisfies the current requirements of the regulations, and it intends that VA-K will continue to meet such requirements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
          NOTES TO FINANCIAL STATEMENTS - December 31, 1994, Continued

NOTE 7 - PURCHASES AND SALES OF SECURITIES

  Cost of purchases and proceeds from sales of the Trust, VIPF, VIPF II and DGPF shares by VA-K during the period ended December 31, 1994 were as follows:


 SUB-
ACCOUNT                 INVESTMENT PORTFOLIO                   PURCHASES           SALES
-------                 --------------------                 -------------     -------------
          Allmerica Investment Trust:
    1     Growth . . . . . . . . . . . . . . . . . . . . .   $   1,044,063     $      26,187
    2     Investment Grade Income. . . . . . . . . . . . .         607,468            71,404
    3     Money Market . . . . . . . . . . . . . . . . . .       5,709,654         3,889,551
    4     Equity Index . . . . . . . . . . . . . . . . . .         293,780            98,550
    5     Government Bond. . . . . . . . . . . . . . . . .         602,409           227,043
    6     Select Aggressive Growth . . . . . . . . . . . .       1,346,204           123,634
    7     Select Growth. . . . . . . . . . . . . . . . . .         458,138            24,742
    8     Select Growth and Income . . . . . . . . . . . .         921,301            39,704
    9     Small Cap Value. . . . . . . . . . . . . . . . .         855,253            66,231
   11     Select International Equity. . . . . . . . . . .         457,505            21,023

          Delaware Group Premium Fund:
   20     International Equities . . . . . . . . . . . . .         691,211            15,044

          Fidelity Variable Insurance Products Fund:
  102     High Income. . . . . . . . . . . . . . . . . . .       1,083,188            97,284
  103     Equity Income. . . . . . . . . . . . . . . . . .       2,384,078            34,089
  104     Growth . . . . . . . . . . . . . . . . . . . . .       2,130,559           149,625
  105     Overseas . . . . . . . . . . . . . . . . . . . .       1,824,220           127,111

          Fidelity Variable Insurance Products Fund II:
  106     Asset Manager. . . . . . . . . . . . . . . . . .       1,411,101           161,447
                                                             -------------     -------------
          Totals . . . . . . . . . . . . . . . . . . . . .   $  21,820,132     $   5,172,669
                                                             -------------     -------------
                                                             -------------     -------------

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of State Mutual Life
Assurance Company of America and Policyowners of Separate Account VA-K - ExecAnnuity Plus of State Mutual Life Assurance Company of America

  In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Sub-Accounts 1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 20, 102, 103, 104, 105 and 106 (constituting the Separate Account VA-K - ExecAnnuity Plus of State Mutual Life Assurance Company of America) at December 31, 1994, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of State Mutual Life Assurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the Trust and Funds, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

February 13, 1995

SMEXEC.PTC
                           PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS

     FINANCIAL STATEMENTS INCLUDED IN PART A
     None


     FINANCIAL STATEMENTS INCLUDED IN PART B
     Financial Statements for the Company
     Financial Statements for Separate Account VA-K


     FINANCIAL STATEMENTS INCLUDED IN PART C
     None

(B) EXHIBITS

Exhibit 1 -   Vote of Board of Directors Authorizing Establishment of Registrant
              dated August 20, 1991 was previously filed on May 11, 1992, in Registration Statement No. 33-47858, and is herein incorporated by reference.

Exhibit 2 -   Not Applicable.  Pursuant to Rule 26a-2, the Insurance Company may
              hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

Exhibit 3 -   Underwriting and Administrative Services Agreement was previously filed on November 1, 1993 and is herein incorporated by reference.
              Schedule of Sales Commissions was previously filed on April 1, 1991, on Registration Statement No. 33-39702, and is herein incorporated by reference.

Exhibit 4 -   Form of Policy was previously filed on October 18, 1994 and is herein incorporated by reference.

Exhibit 5 -   Form of Application was previously filed on October 18, 1994 and is herein incorporated by reference.

Exhibit 6 -   The Depositor's restated Articles of Incorporation and Bylaws

Exhibit 7 -   Not Applicable.


Exhibit 8 -   AUV Calculation Services Agreement with The Shareholder Services
              Group dated March 31, 1995 was previously filed on May 1, 1995 and is incorporated herein by reference.


Exhibit 9 -   Consent and Opinion of Counsel.

Exhibit 10 -  Consent of Independent Accountants.

Exhibit 11 -  None.

Exhibit 12 -  None.

Exhibit 13 -  None

Exhibit 14 -  Not Applicable.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

          Name and Position                     Principal Occupation
          -----------------                     --------------------

Michael P. Angelini, Esq., Director        Bowditch & Dewey
                                           311 Main Street
                                           Worcester, MA  01608

David A. Barrett, Director                 Consultant
                                           MCCM, Inc. and The Medical Center of
                                            Central Massachusetts
                                           11 Shattuck Street
                                           Worcester, MA  01605

Gail L. Harrison, Director                 Senior Vice President
                                           The Wexler Group
                                           Suite 600, 1317 F Street, N.W.
                                           Washington, DC  20004

J. Terrence Murray, Director               Chairman, President and Chief
                                            Executive Officer
                                           Fleet/Norstar Financial Group, Inc.
                                           50 Kennedy Plaza
                                           Providence, RI  02903

Guy W. Nichols, Director                   Woods Hole Oceanographic Institution
                                           25 Research Drive
                                           Westborough, MA  01582


John F. O'Brien, Director                  President and Chief Executive Officer
                                           First Allmerica Financial Life
                                            Insurance Company
                                           440 Lincoln Street
                                           Worcester, MA  01653


Dr. John L. Sprague, Director              President
                                           John L. Sprague Associates
                                           One Cranberry Hill
                                           Lexington, MA  02173

Robert G. Stachler, Esq., Director         Taft, Stettinius & Hollister
                                           1800 Star Bank Center
                                           425 Walnut Street
                                           Cincinnati, OH  45202

Herbert M. Varnum, Director                Chairman and Chief Executive Officer
                                           Quabaug Corporation
                                           17 School Street
                                           North Brookfield, MA 01535

Richard Manning Wall, Esq., Director       General Counsel and Asst. to the
                                            Chairman
                                           Flexcon Company, Inc.
                                           Flexcon Industrial Park
                                           Spencer, MA  01562

The principal business address of all the following Directors and Officers is:
440 Lincoln Street
Worcester, Massachusetts 01653


              Name                           Principal Occupation
              ----                           --------------------

Barry Z. Aframe                       Vice President and Counsel

Bruce C. Anderson                     Vice President and Assistant Secretary

Richard J. Baker                      Vice President and Secretary

Whitworth F. Bird, Jr., M.D.          Vice President and Medical Director

William P. Bishop                     Vice President

Lawrence E. Blanchard                 Vice President

Alan R. Boyer                         Vice President

Mark R. Colborn                       Vice President and Controller

Lisa M. Coleman                       Vice President

Deborah A. Culhane                    Vice President

Dix F. Davis                          Vice President

Valentina T. Dingle                   Vice President

Denzil C. Drewry                      Vice President

Leonard D. Driscoll                   Vice President

Bruce A. Emond                        Vice President

Edward W. Ford                        Vice President

Bruce H. Freedman                     Vice President


Thomas E. Hardy                       Vice President


William Hayward                       Vice President

Brian L. Hirst                        Vice President and Actuary

Kruno Huitzingh                       Vice President and Chief Information
                                       Officer

Richard E. Johnson                    Vice President

John P. Kavanaugh                     Vice President

John F. Kelly                         Senior Vice President, General Counsel and
                                       Assistant Secretary

Kathleen M. Klein                     Vice President

Richard H. Kremer                     Vice President

Jeffrey P. Lagarce                    Vice President

Walter M. Laliberte                   Vice President

Frank A. LoPiccolo                    Vice President

Joseph W. MacDougall, Jr.             Vice President, Associate General Counsel
                                       and Assistant Secretary

William H. Mawdsley                   Vice President and Actuary

Roderick A. McGarry, II               Vice President


John W. Nunley                        Vice President


John F. O'Brien                       Director, President and Chief Executive
                                       Officer

Stephen Parker                        Vice President

Edward J. Parry, III                  Vice President and Treasurer

Jean S. Peters                        Vice President

Richard M. Reilly                     Vice President

Rachelle Reisberg                     Vice President

Larry C. Renfro                       Vice President

Winifred "Una" Rice                   Vice President

Stephen P. Rutman                     Vice President

Henry P. St. Cyr                      Vice President and Assistant Treasurer

Eric A. Simonsen                      Vice President and Chief Financial Officer

Mark T. Smith                         Vice President

Philip E. Soule                       Vice President

Ann K. Tripp                          Vice President

James S. Wakefield                    Vice President

Jerome F. Weihs                       Vice President

Diane E. Wood                         Vice President



Item 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT. Registrant is a separate account of First Allmerica Financial Life Insurance Company (formerly State Mutual Life Inslurance Company of America; the "Company"). The following entities are under common control with the Company:


     NAME                               ADDRESS             TYPE OF BUSINESS
     ----                               -------             ----------------

AAM Equity Fund                    440 Lincoln Street     Massachusetts Grantor
                                   Worcester MA 01653     Trust

Allmerica Asset Management, Inc.   440 Lincoln Street     Investment advisory
                                   Worcester MA 01653     services

Allmerica Employees Insurance      440 Lincoln Street     Insurance Agency
 Agency, Inc.                      Worcester MA 01653


Allmerica Financial Life           440 Lincoln Street     Life insurance,
 Insurance and Annuity             Worcester MA 01653     accident & health
 Company (formerly SMA Life                               insurance, annuities,
 Assurance Company)                                       variable annuities and
                                                          variable life
                                                          insurance


Allmerica Financial Services       440 Lincoln Street     Insurance Agency
 Insurance Agency, Inc.            Worcester, MA 01653

Allmerica Institutional            440 Lincoln Street     Accounting, marketing
 Services, Inc. (formerly          Worcester MA 01653     and shareholder
 440 Financial Group of                                   services for
 Worcester, Inc.)                                         investment companies

Allmerica Funds                    440 Lincoln Street     Investment Company
                                   Worcester MA 01653

Allmerica Investment               440 Lincoln Street     Holding Company
 Services, Inc. (formerly          Worcester, MA 01653
 Allmerica Financial
 Services, Inc.)

Allmerica Investment Management    440 Lincoln Street     Investment Advisory
 Company, Inc.                     Worcester MA 01653     Services

Allmerica Investments, Inc.        440 Lincoln Street     Securities, retail
                                   Worcester MA 01653     broker-dealer

Allmerica Investment Trust         440 Lincoln Street     Investment Company
 (formerly SMA Investment Trust)   Worcester MA 01653

Allmerica Property and Casualty    440 Lincoln Street     Holding Company
 Companies, Inc.                   Worcester MA 01653

Allmerica Realty Advisors, Inc.    440 Lincoln Street     Investment Advisory
                                   Worcester MA 01653     services

Allmerica Securities Trust         440 Lincoln Street     Investment Company
                                   Worcester MA 01653

Allmerica Services, Inc.           440 Lincoln Street     Service Company
                                   Worcester MA 01653

Allmerica Trust Company, N.A.      440 Lincoln Street     Limited purpose
                                   Worcester MA 01653     national trust company

AMGRO, Inc.                        472 Lincoln Street     Premium financing
                                   Worcester MA 01653

APC Funding Corp.                  440 Lincoln Street     Special purpose
                                   Worcester MA 01653     funding vehicle for
                                                          commercial paper

Beltsville Drive Limited           440 Lincoln Street     Real estate
 Partnership                       Worcester MA 01653     partnership

Citizens Corporation               440 Lincoln Street     Holding Company
                                   Worcester MA 01653

Citizens Insurance Company         645 West Grand River   Multi-line fire &
 of America                        Howell MI 48843        casualty insurance

Citizens Insurance Company         645 West Grand River   Multi-line fire &
 of Ohio                           Howell MI 48843        casualty insurance

Citizens Management, Inc.          645 West Grand River   Services management
                                   Howell MI 48843        company

Greendale Special Placements       440 Lincoln Street     Massachusetts Grantor
 Fund                              Worcester MA 01653     Trust

The Hanover American Insurance     100 North Parkway      Multi-line fire &
 Company                           Worcester MA 01653     casualty insurance

The Hanover Insurance Company    100 North Parkway        Multi-line fire &
                                 Worcester MA 01605       casualty insurance

Hanover Texas Insurance          801 East Campbell Road   Incorporated Branch
 Management Company, Inc.        Richardson TX  75081     Office of The Hanover
                                                          Insurance Company
                                                          Attorney-in-fact for

Hanover Lloyd's Insurance        801 East Campbell Road   Multi-line fire &
 Company                         Richardson TX 75081      casualty insurance

Hollywood Center, Inc.           440 Lincoln Street       General business
                                 Worcester MA 01653       corporation

Linder Skokie Real Estate        440 Lincoln Street       General business
 Corporation                     Worcester MA 01653       corporation

Lloyds Credit Corporation        440 Lincoln Street       Premium financing
                                 Worcester MA 01653       service franchises

Logan Wells Water                603 Heron Drive          Water Company,
 Company, Inc.                   Bridgeport NJ 08014      serving land
                                                          development investment

Massachusetts Bay                100 North Parkway        Multi-line fire &
 Insurance Company               Worcester MA  01653      casualty

SMA Financial Corp.              440 Lincoln Street       Holding Company
                                 Worcester MA 01653

Somerset Square, Inc.            440 Lincoln Street       General business
                                 Worcester MA 01653       corporation

Sterling Risk Management         100 North Parkway        Risk management
 Services, Inc.                  Worcester MA 01605       services


Item 27.  NUMBER OF CONTRACTOWNERS.

  As of December 31, 1994, there were 1,009 Policyowners of qualified Policies and 186 Policyowners of non-qualified Policies.

Item 28.  INDEMNIFICATION.

To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

1. for and breach of the director's duty of loyalty to the Company or its policyholders;

2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;


3. for liability, if any, imposed on directors of insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B Section 62;


4. for any transactions from which the director derived an improper personal benefit.


Item 29.  PRINCIPAL UNDERWRITERS.

(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:
     - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company (formerly SMA Life Assurance Company)
     - Inheiritage Account, VEL II Account, Separate Account I and Allmerica Select Separate

       Account of the Company
     - Allmerica Investment Trust

(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
            440 Lincoln Street
            Worcester, Massachusetts 01653

      Name                             Position or Office with Underwriter
      ----                             -----------------------------------

Abigail M. Armstrong             Secretary and Counsel

Philip J. Coffey                 Vice President

Bob A. Freelove                  Vice President

John F. Kelly                    Director

Eric S. Levy                     Assistant Vice President and Chief Financial
                                  Officer


John F. O'Brien                  Director



Stephen Parker                   President and CEO


Edward J. Parry, III             Treasurer


Richard M. Reilly                Director


Eric A. Simonsen                 Director

Ronald K. Smith                  Vice President

Mark Steinberg                   Senior Vice President

Robert T. Stemple                Vice President and Controller



Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts or on behalf of the Company by The Shareholder Services Group, Inc., 290 Donald Lynch Boulevard, Marlborough, Massachusetts.

Item 31.  MANAGEMENT SERVICES.

Effective March 31, 1995, the Company has engaged The Shareholder Services Group, Inc., 53 State Street, Boston, Massachusetts to provide daily unit value calculations and related services for the Company's separate accounts.

Item 32.  UNDERTAKINGS.

(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

(c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the

Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.

Registrant, a separate account of the Company, states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  EXHIBIT TABLE


Exhibit 6 -   Company's restated Articles of Incorporation and Bylaws.

Exhibit 9 -   Consent and Opinion of Counsel

Exhibit 10-   Consent of Independent Accountants

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused the Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Worcester and Commonwealth of Massachusetts on the 10th day of October, 1995. Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement.

                              STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA
                                             SEPARATE ACCOUNT VA-K


                                        Attest: /s/   Richard J. Baker
                                               ------------------------------
                                                Richard J. Baker
                                                Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                         Date
---------                     -----                         ----

/s/    John F. O'Brien        Director, President and       October 10, 1995
-----------------------       Chief Executive Officer
John F. O'Brien

/s/    Eric A. Simonsen       Vice President and
-----------------------       Chief Financial Officer
Eric A. Simonsen

/s/    Mark R. Colborn        Vice President and
-----------------------       Controller
Mark R. Colborn

Michael P. Angelini, Esq.
Mr. David A. Barrett
Ms. Gail L. Harrison
Mr. J. Terrence Murray
Mr. Guy W. Nichols            A majority of the Directors
Dr. John L. Sprague
Robert G. Stachler, Esq.
Mr. Herbert M. Varnum
Richard Manning Wall, Esq.


Richard J. Baker, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of State Mutual Life Assurance Company of America pursuant to the Powers of Attorney duly executed by such persons.

/s/    Richard J. Baker
------------------------
Richard J. Baker
Attorney-In-Fact